BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 4.11%,
07/20/34 ............... USD 411 $ 386,989
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 4.41%,
07/20/34 ............... 574 539,008
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
4.14%, 04/17/31 ............ 256 243,028
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (LIBOR USD 3 Month +
1.55%), 4.06%, 01/15/30 ....... 252 241,412
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 3.61%, 07/15/31 ....... 250 242,395
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
4.36%, 10/15/29 ............ 252 239,977
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 4.23%, 04/25/31 ....... 125 117,209
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 3.72%, 04/20/31 ..... 620 606,608
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
1.85%), 4.70%, 05/15/37 ....... 1,919 1,877,662
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (LIBOR USD 3 Month +
1.70%), 4.21%, 07/15/34 ....... 790 742,413
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month +
2.15%), 4.86%, 10/20/34 ....... 280 250,157
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
4.11%, 04/22/27 ............ 287 281,642
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.44%, 07/19/34 575 538,649
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (LIBOR USD 3 Month +
1.55%), 4.33%, 01/25/35 ....... 485 452,880
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 4.50%, 04/24/34 ....... 288 267,595
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
3.96%, 07/15/29 ............ 610 592,752
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
4.36%, 07/20/29 ............ 283 274,890
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 4.36%,
10/22/30 ............... 250 238,522
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 4.46%,
10/20/30 ............... 256 237,594
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 4.01%, 07/15/31 502 476,651
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 4.21%, 01/15/34 ....... USD 250 $ 235,975
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 4.06%, 04/20/29 ....... 313 306,110
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR USD
3 Month + 1.35%), 4.39%, 05/29/32 250 239,696
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 4.06%, 04/15/30 ..... 401 376,898
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 3.89%, 04/19/29 288 276,879
CIFC Funding Ltd.
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 4.51%,
07/20/30 ............... 276 262,727
Series 2020-1A, Class BR, (LIBOR
USD 3 Month + 1.65%), 4.16%,
07/15/36 ............... 875 824,865
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 4.14%, 04/17/30 ....... 402 377,935
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 4.34%, 07/18/30 250 237,455
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 4.36%, 04/20/34 ....... 475 450,331
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 3.75%, 04/15/33 ....... 300 291,364
FS Rialto, Series 2021-FL3, Class A,
(LIBOR USD 1 Month + 1.25%),
4.19%, 11/16/36 ............ 111 106,112
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 3.48%, 10/15/30 ....... 275 269,841
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
3.81%, 01/18/31 ............ 250 244,737
Gracie Point International Funding
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 3.96%,
11/01/23 ............... 410 407,335
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 4.96%,
11/01/23 ............... 428 423,958
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 3.88%, 04/15/33 1,354 1,314,034
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 4.86%, 04/20/32 ..... 258 241,494
LoanCore Issuer Ltd., Series 2021-
CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 4.12%, 07/15/36 566 547,828
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR USD
3 Month + 1.50%), 4.24%, 04/19/30 250 242,832
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR USD
3 Month + 1.65%), 4.43%, 04/25/29 288 278,162

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 4.01%,
07/29/30 ................. USD 259 $ 255,499
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 4.39%,
10/17/30 ................. 250 237,118
OCP CLO Ltd., Series 2014-5A, Class
A2R, (LIBOR USD 3 Month +
1.40%), 4.17%, 04/26/31 ....... 300 281,154
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 4.16%,
07/15/36 ................. 300 280,081
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 4.09%,
07/19/30 ................. 263 256,403
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.36%, 07/02/35 308 290,872
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3 Month CME
Term SOFR + 1.30%), 3.85%,
02/24/37 ................. 250 239,180
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
4.76%, 08/23/31 ............ 269 250,411
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 3.96%, 07/24/31 ....... 278 270,402
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 3.88%, 07/20/34 ....... 250 238,755
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 4.11%, 04/20/34 ....... 250 232,514
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 3.96%, 01/15/34 250 236,551
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
4.36%, 04/20/34 .......... 250 233,105
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 4.08%,
05/20/31 ............... 250 244,140
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 3.98%,
04/20/33 ............... 250 241,380
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 4.36%,
04/20/33 ............... 250 232,588
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A,
(LIBOR USD 3 Month + 1.32%),
4.03%, 10/20/32 .......... 302 293,865
Series 2020-16A, Class B, (LIBOR
USD 3 Month + 1.85%), 4.56%,
10/20/32 ............... 290 274,076
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 4.31%, 01/20/31 ....... 250 239,849
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 3.63%,
01/15/34 ............... USD 250 $ 238,438
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 4.01%,
01/15/34 ............... 250 236,749
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (LIBOR USD 3 Month +
1.65%), 4.16%, 07/15/34 ....... 300 284,505
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 4.04%, 01/20/33 ....... 870 843,092
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 4.78%,
01/25/34 ............... 452 428,979
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 5.78%,
01/25/34 ............... 343 319,216
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 3.75%, 04/20/34 ....... 300 285,000
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 4.00%,
10/24/34 ............... 397 380,748
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 4.53%,
10/24/34 ............... 274 260,702
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 4.41%, 10/22/29 ....... 256 247,244
York CLO-3 Ltd., Series 3A, Class BR,
(LIBOR USD 3 Month + 1.75%),
4.46%, 10/20/29 ............ 725 695,338
25,852,555
Ireland — 0.1%
(b)
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(c)
EUR 207 179,478
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(c)
..... 231 204,597
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 1.24%, 11/14/32
(c)
...... 135 126,292
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.25%, 01/20/32
(c)
........... 160 145,598
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(c)
..... 268 244,319
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 5.58%,
07/25/51 ............... USD 530 522,699
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 6.83%,
07/25/51 ............... 310 305,910
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 8.98%,
07/25/51 ............... 250 246,237

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO
DAC, Series 2018-1X, Class B,
(EURIBOR 3 Month + 1.85%),
2.88%, 12/20/31
(c)
........... EUR 207 $ 185,655
2,160,785
Jersey — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3 Month CME Term
SOFR + 2.00%), 3.12%, 04/21/31
(a)
(b)
...................... USD 949 906,728
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 3.30%, 05/25/36
(b)
..... 543 524,776
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 4.14%, 06/15/36
(a)
(b)
...................... 1,608 1,567,528
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 5,277 4,466,161
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 579,853
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 378,152
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 289,797
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.35%),
4.17%, 11/15/36
(a)(b)
.......... 194 189,871
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 221,689
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 3.69%, 07/15/34
(a)(b)
... 612 587,174
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,438 1,410,458
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 84,505
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 1,525 1,246,713
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 470,722
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 1,594 1,538,659
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
4.04%, 07/16/36
(a)(b)
.......... 754 733,152
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 3.51%, 04/15/60
(b)
3,357 3,070,154
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 662,124
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,615,813
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 518,578
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... USD 1,554 $ 1,292,582
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,308,692
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 1,827 1,621,891
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 390,502
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 189,799
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 500 426,779
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 2,229 2,081,414
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
699 598,929
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 3,738 3,152,258
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,005 1,792,835
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,096 976,156
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 333,724
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 410 364,139
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 190 168,481
34,854,060
Total Asset-Backed Securities — 1.5%
(Cost: $69,779,344) .............................. 63,774,128
Shares
Shares
Common Stocks
Argentina — 0.0%
MercadoLibre , Inc.
(d)
............ 590 488,390
Australia — 0.7%
AGL Energy Ltd. .............. 165,138 720,400
Australia & New Zealand Banking
Group Ltd. ................ 17,943 262,664
BHP Group Ltd.
(e)
.............. 195,339 4,862,384
CSL Ltd. .................... 2,511 456,669
Endeavour Group Ltd. .......... 131,192 589,595
Glencore plc ................. 2,871,886 15,091,810
Goodman Group .............. 31,940 322,812
Origin Energy Ltd. ............. 27,260 90,448
QBE Insurance Group Ltd. ....... 73,703 546,850
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 7,642,509 49
Rio Tinto plc ................. 54,340 2,940,114
South32 Ltd. ................. 904,392 2,146,945
Treasury Wine Estates Ltd. ....... 53,228 428,291
Woodside Energy Group Ltd.
(e)
..... 27,732 566,607
Woolworths Group Ltd. .......... 7,669 166,652
29,192,290
Belgium — 0.0%
KBC Group NV ............... 15,516 736,296

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Brazil — 0.1%
Embraer SA
(d)
................ 137,426 $ 297,304
Engie Brasil Energia SA ......... 48,800 348,924
NU Holdings Ltd., Class A
(d)(e)
...... 140,846 619,722
Sendas Distribuidora SA ......... 130,741 425,353
Suzano SA .................. 18,309 151,615
Vale SA .................... 36,883 493,519
Yara International ASA .......... 9,200 322,876
2,659,313
Canada — 0.9%
Barrick Gold Corp. ............. 13,151 203,832
Canadian Imperial Bank of
Commerce
(e)
............... 13,071 572,102
Canadian National Railway Co. .... 10,135 1,094,538
Enbridge, Inc. ................ 839,231 31,118,407
George Weston Ltd. ............ 2,767 289,710
Imperial Oil Ltd. ............... 11,528 499,142
National Bank of Canada ........ 3,534 221,503
Nutrien Ltd.
(e)
................ 24,498 2,043,052
Pembina Pipeline Corp.
(e)
........ 8,220 249,691
Suncor Energy, Inc. ............ 14,548 409,684
TC Energy Corp.
(e)
............. 75,143 3,026,718
39,728,379
Cayman Islands — 0.0%
Hedosophia European Growth
(d)
.... 169,035 1,631,778
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 14,406 1,307,344
China — 1.7%
AAC Technologies Holdings, Inc.
(d)
.. 31,000 48,181
Agricultural Bank of China Ltd., Class H 2,190,000 655,457
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 151,197 605,803
Alibaba Group Holding Ltd.
(d)
...... 748,136 7,465,903
Amoy Diagnostics Co. Ltd., Class A . 205,510 662,157
Anhui Gujing Distillery Co. Ltd., Class B 4,200 62,041
ANTA Sports Products Ltd. ....... 15,800 165,849
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 27,841 537,607
Baidu, Inc., Class A
(d)
........... 15,250 224,498
Bank of China Ltd., Class H ....... 395,000 129,005
BYD Co. Ltd., Class A ........... 159,500 5,619,119
BYD Co. Ltd., Class H .......... 26,500 652,842
BYD Electronic International Co. Ltd. 6,500 15,533
China Construction Bank Corp., Class
H ...................... 1,570,000 906,207
China Feihe Ltd.
(a)(c)(d)
........... 93,000 64,934
China Gas Holdings Ltd. ......... 24,200 28,945
China Hongqiao Group Ltd. ....... 66,000 54,028
China Life Insurance Co. Ltd., Class H 83,000 106,193
China Mengniu Dairy Co. Ltd.
(d)
.... 57,000 225,327
China Merchants Bank Co. Ltd., Class
H ...................... 66,000 305,439
China National Building Material Co.
Ltd., Class H ............... 78,000 59,391
China Pacific Insurance Group Co. Ltd.,
Class H .................. 86,200 158,295
China Petroleum & Chemical Corp.,
Class H .................. 1,728,000 737,903
China Resources Gas Group Ltd. ... 60,700 192,458
China Resources Land Ltd. ....... 34,000 133,174
China Resources Power Holdings Co.
Ltd. ..................... 40,000 61,768
Security
Shares
Shares Value
China (continued)
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 21,400 $ 587,284
Contemporary Amperex Technology
Co. Ltd., Class A ............ 125,500 7,018,447
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(e)
................. 255,600 297,306
Country Garden Services Holdings Co.
Ltd. ..................... 319,000 465,747
CSPC Pharmaceutical Group Ltd. ... 188,000 186,341
Dali Foods Group Co. Ltd.
(a)(c)
...... 92,500 39,834
Dongfeng Motor Group Co. Ltd., Class
H ...................... 342,000 182,820
ENN Energy Holdings Ltd. ........ 6,100 81,332
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 89,240 1,032,422
Ganfeng Lithium Co. Ltd., Class H
(a)(c)(e)
327,040 2,160,429
Glodon Co. Ltd., Class A ......... 104,890 668,975
Great Wall Motor Co. Ltd., Class H .. 521,000 593,961
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 180,400 817,822
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 537,000 1,067,178
Haidilao International Holding Ltd.
(a)(c)(d)
343,000 665,309
Haier Smart Home Co. Ltd., Class H . 24,600 74,857
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 190,200 608,824
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 58,000 466,304
Hundsun Technologies, Inc., Class A . 214,282 1,012,724
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(d)
...................... 114,000 637,692
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,095,000 982,777
JD Health International, Inc.
(a)(c)(d)
... 280,650 1,598,680
JD.com, Inc., Class A ........... 40,504 1,021,842
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 156,200 764,658
Jinxin Fertility Group Ltd.
(a)(c)
...... 1,005,000 488,943
JiuGui Liquor Co. Ltd., Class A ..... 13,400 235,109
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)
..................... 1,655,500 374,476
Kingsoft Corp. Ltd. ............. 250,400 662,543
Kweichow Moutai Co. Ltd., Class A .. 4,200 1,097,883
Lenovo Group Ltd. ............. 712,000 492,487
Li Auto, Inc., ADR
(d)
............ 125,856 2,895,947
Meituan Dianping
(a)(c)(d)
.......... 61,100 1,284,106
Microport Cardioflow Medtech Corp.
(a)(c)
(d)(e)
..................... 2,890,000 806,261
Ming Yuan Cloud Group Holdings Ltd. 210,000 123,539
NetEase , Inc. ................ 19,625 296,130
NetEase , Inc., ADR
(e)
........... 771 58,288
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 88,000 508,927
PetroChina Co. Ltd., Class H ...... 988,000 403,885
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
63,550 307,435
PICC Property & Casualty Co. Ltd.,
Class H .................. 80,000 82,727
Ping An Insurance Group Co. of China
Ltd., Class H ............... 66,500 331,755
SG Micro Corp., Class A ......... 20,200 397,172
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 103,000 248,652
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 74,500 599,686
Shenzhou International Group Holdings
Ltd. ..................... 20,100 155,203
SITC International Holdings Co. Ltd. . 233,000 427,307

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
China (continued)
TBEA Co. Ltd., Class A .......... 58,600 $ 176,711
Tencent Holdings Ltd. ........... 339,600 11,470,438
Tianqi Lithium Corp., Class A
(d)
..... 22,400 313,157
Tingyi Cayman Islands Holding Corp. 34,000 58,552
Venustech Group, Inc., Class A .... 207,996 586,840
Want Want China Holdings Ltd. .... 179,000 116,899
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A
(d)
. 158,810 493,754
WuXi AppTec Co. Ltd., Class A ..... 53,842 536,469
Wuxi Biologics Cayman, Inc.
(a)(c)(d)
... 110,965 660,558
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 46,234 320,990
Yonyou Network Technology Co. Ltd.,
Class A .................. 311,814 763,984
Yum China Holdings, Inc. ........ 12,550 595,666
Zhongsheng Group Holdings Ltd. ... 28,000 111,029
Zijin Mining Group Co. Ltd., Class A . 104,900 114,555
Zijin Mining Group Co. Ltd., Class H . 296,000 286,504
ZTE Corp., Class H ............ 104,600 186,798
71,982,987
Denmark — 0.2%
AP Moller - Maersk A/S, Class B .... 100 181,723
Chr Hansen Holding A/S ......... 2,766 136,251
DSV Panalpina A/S ............ 14,260 1,670,524
Novo Nordisk A/S, Class B ....... 46,803 4,662,412
Pandora A/S ................. 5,969 279,148
6,930,058
Finland — 0.0%
Fortum OYJ ................. 61,726 829,416
Kone OYJ, Class B ............ 7,243 279,062
Wartsila OYJ Abp .............. 56,509 360,975
1,469,453
France — 1.7%
Arkema SA .................. 55,432 4,039,826
Atos SE
(d)
................... 32,780 259,138
BNP Paribas SA .............. 150,452 6,354,981
Carrefour SA ................. 19,457 269,851
Cie de Saint-Gobain ............ 256,543 9,172,853
Danone SA .................. 112,085 5,299,977
Engie SA ................... 19,939 229,496
EssilorLuxottica SA ............ 67,056 9,114,441
Hermes International ........... 4,484 5,273,724
Kering SA ................... 1,456 645,807
La Francaise des Jeux SAEM
(a)(c)
... 21,435 635,846
L'Oreal SA .................. 5,392 1,724,049
LVMH Moet Hennessy Louis Vuitton SE 45,095 26,586,875
Remy Cointreau SA ............ 1,468 243,612
Societe Generale SA ........... 104,685 2,070,261
TOTAL SE .................. 55,784 2,617,083
Unibail - Rodamco -Westfield
(d)
...... 2,463 101,919
74,639,739
Germany — 2.3%
adidas AG .................. 2,575 296,025
BASF SE ................... 9,873 378,910
Commerzbank AG
(d)
............ 290,345 2,066,969
Daimler AG (Registered) ......... 323,603 16,363,640
Deutsche Boerse AG ........... 2,815 461,454
Deutsche Telekom AG (Registered) . 1,004,931 17,105,608
Fresenius Medical Care AG & Co.
KGaA ................... 9,959 280,575
Fresenius SE & Co. KGaA ........ 17,091 364,298
Infineon Technologies AG ........ 99,710 2,182,057
SAP SE .................... 288,336 23,497,991
Security
Shares
Shares Value
Germany (continued)
Siemens AG ................. 220,880 $ 21,589,446
Symrise AG ................. 20,058 1,955,903
Telefonica Deutschland Holding AG . 171,390 346,520
Uniper SE
(e)
................. 52,859 199,501
Vantage Towers AG ............ 505,313 13,072,454
100,161,351
Hong Kong — 0.2%
AIA Group Ltd. ............... 1,160,200 9,659,718
ASM Pacific Technology Ltd. ...... 69,000 418,275
Orient Overseas International Ltd. .. 27,500 478,584
WH Group Ltd.
(a)(c)
............. 292,500 183,965
10,740,542
India — 0.2%
HCL Technologies Ltd. .......... 27,844 316,227
Indian Oil Corp. Ltd. ............ 137,387 112,369
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(d)(g)(h)
............ 1,951 5,668,797
Vedanta Ltd. ................. 116,683 382,908
6,480,301
Ireland — 0.0%
Kingspan Group plc ............ 17,599 792,915
Israel — 0.3%
(d)
Nice Ltd., ADR
(e)
.............. 63,638 11,979,217
Taboola.com, Ltd. ............. 196,484 355,636
12,334,853
Italy — 0.2%
Coca-Cola HBC AG ............ 27,557 575,800
Enel SpA ................... 151,124 619,793
Ferrari NV .................. 16,238 3,007,048
FinecoBank Banca Fineco SpA .... 22,296 275,367
Intesa Sanpaolo SpA ........... 3,470,053 5,736,054
UniCredit SpA ................ 20,531 207,858
10,421,920
Japan — 1.0%
AGC, Inc. ................... 2,100 65,377
Astellas Pharma, Inc. ........... 42,265 559,897
BayCurrent Consulting, Inc. ....... 2,300 596,697
Capcom Co. Ltd. .............. 300 7,553
CyberAgent , Inc. .............. 11,800 99,357
East Japan Railway Co. ......... 8,000 410,276
FANUC Corp. ................ 104,300 14,645,214
Food & Life Cos. Ltd. ........... 28,200 432,478
Fujitsu Ltd. .................. 2,900 317,991
Hino Motors Ltd. .............. 97,900 404,757
Honda Motor Co. Ltd. ........... 17,600 382,022
Hoya Corp. .................. 93,093 8,970,312
Inpex Corp. .................. 44,300 413,190
Japan Post Bank Co. Ltd. ........ 66,600 465,547
Kao Corp. ................... 3,400 138,347
Keyence Corp. ............... 9,898 3,271,888
Kobayashi Pharmaceutical Co. Ltd. .. 3,000 175,808
Kose Corp. .................. 43,200 4,454,109
Kyowa Kirin Co. Ltd. ............ 15,200 349,482
Mazda Motor Corp. ............ 57,000 378,489
Mitsubishi Electric Corp. ......... 49,300 446,069
Morinaga Milk Industry Co. Ltd. .... 8,200 240,393
Oracle Corp. Japan ............ 7,100 376,336
Recruit Holdings Co. Ltd. ........ 57,627 1,659,983
Ryohin Keikaku Co. Ltd. ......... 42,300 353,948
Sega Sammy Holdings, Inc. ....... 33,500 456,255

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Japan (continued)
Shionogi & Co. Ltd. ............ 7,400 $ 357,377
Sysmex Corp. ................ 1,900 101,529
Terumo Corp. ................ 16,700 469,441
Toyota Motor Corp. ............ 26,700 348,981
Yamato Holdings Co. Ltd. ........ 18,400 276,320
ZOZO, Inc. .................. 30,300 606,535
42,231,958
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 10,446 157,452
Macau — 0.0%
Sands China Ltd.
(d)
............. 45,200 112,558
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 168,230 1,055,181
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 12,629 248,322
1,303,503
Netherlands — 1.6%
Adyen NV
(a)(c)(d)
............... 6,806 8,488,185
ASML Holding NV ............. 46,883 19,422,646
Heineken NV ................ 4,138 361,376
ING Groep NV ................ 2,254,635 19,318,676
Koninklijke Ahold Delhaize NV ..... 55,227 1,406,712
Koninklijke Philips NV ........... 10,480 161,355
Koninklijke Vopak NV ........... 3,272 59,533
Salt Pay Co. Ltd., Series C (Acquired
11/16/21, cost $2,251,184)
(d)(g)(h)
.. 1,159 1,522,497
Shell plc .................... 430,244 10,731,629
Shell plc, ADR
(e)
............... 168,418 8,380,480
Wolters Kluwer NV ............. 3,456 336,523
70,189,612
Norway — 0.0%
Norsk Hydro ASA
(e)
............ 273,326 1,466,647
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 16,451 176,600
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 112,363
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 2,015 142,913
Anglo American plc ............ 130,956 3,932,062
Kumba Iron Ore Ltd. ............ 19,722 418,364
4,493,339
South Korea — 0.5%
Amorepacific Corp. ............ 39,152 2,760,574
Fila Holdings Corp. ............ 6,310 136,512
Hana Financial Group, Inc. ....... 36,337 892,255
KB Financial Group, Inc. ......... 9,572 289,060
Kia Corp. ................... 7,376 367,118
LG Chem Ltd. ................ 8,244 3,043,976
LG Display Co. Ltd. ............ 19,532 161,869
LG Energy Solution
(d)
........... 29,522 8,704,808
Samsung Electronics Co. Ltd. ..... 11,081 406,886
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,966 251,448
Samsung SDI Co. Ltd. .......... 11,625 4,372,669
SK Telecom Co. Ltd. ............ 16,064 567,118
21,954,293
Security
Shares
Shares Value
Spain — 0.3%
Cellnex Telecom SA
(a)(c)
.......... 421,352 $ 12,997,272
Endesa SA .................. 12,564 188,706
Iberdrola SA ................. 20,342 189,672
Industria de Diseno Textil SA ...... 24,318 501,842
13,877,492
Sweden — 0.5%
Atlas Copco AB, Class A ......... 198,798 1,847,700
Epiroc AB, Class A ............. 120,351 1,721,681
Evolution AB
(a)(c)
............... 6,612 522,662
H & M Hennes & Mauritz AB, Class B
(e)
33,009 305,172
Hexagon AB, Class B ........... 184,665 1,724,611
Husqvarna AB, Class B .......... 22,164 122,864
Swedbank AB, Class A .......... 101,906 1,337,594
Telefonaktiebolaget LM Ericsson, Class
B ...................... 89,860 525,272
Telia Co. AB ................. 131,675 379,235
Volvo AB, Class B ............. 850,283 12,032,330
20,519,121
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 18,266 471,618
Alcon, Inc. .................. 11,329 658,050
Cie Financiere Richemont SA
(Registered) ............... 28,289 2,670,352
Lonza Group AG (Registered) ..... 7,615 3,707,677
Nestle SA (Registered) .......... 32,260 3,489,155
Novartis AG (Registered) ........ 10,333 787,757
Roche Holding AG ............. 3,899 1,269,252
Sika AG (Registered) ........... 1,124 225,915
Sonova Holding AG (Registered) ... 2,410 530,347
STMicroelectronics NV .......... 67,078 2,084,601
Temenos AG (Registered) ........ 6,050 407,873
VAT Group AG
(a)(c)
............. 715 145,094
16,447,691
Taiwan — 0.4%
Evergreen Marine Corp. Taiwan Ltd. . 200 912
MediaTek , Inc. ................ 19,000 327,872
Nan Ya Printed Circuit Board Corp. .. 50,000 293,897
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 1,138,000 15,084,636
Unimicron Technology Corp. ...... 223,000 816,338
16,523,655
United Arab Emirates — 0.0%
NMC Health plc
(d)(g)
............. 284,408 3
United Kingdom — 2.1%
Admiral Group plc ............. 9,738 206,870
Alphawave IP Group plc
(d)
........ 473,852 729,071
AstraZeneca plc .............. 146,912 16,149,960
AstraZeneca plc, ADR .......... 30,633 1,679,914
Auto Trader Group plc
(a)(c)
........ 265,825 1,507,512
BP plc ..................... 190,007 907,928
BP plc, ADR ................. 13,170 376,003
Burberry Group plc ............. 23,409 467,606
Compass Group plc ............ 654,994 13,042,518
Dr. Martens plc ............... 70,280 172,196
Experian plc ................. 20,927 612,588
Exscientia plc
(d)
............... 729,966 5,993,021
Exscientia plc, ADR
(d)
........... 5,034 41,329
Genius Sports Ltd.
(d)(e)
........... 196,536 721,287
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(g)(h)
.. 2,434,345 3,748,891
Kingfisher plc ................ 135,698 330,318
Legal & General Group plc ....... 101,405 242,052

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United Kingdom (continued)
Linde plc ................... 12,427 $ 3,350,195
Lloyds Banking Group plc ........ 39,828,726 18,002,104
National Grid plc .............. 14,850 152,868
NatWest Group plc ............. 210,110 523,326
Smith & Nephew plc ............ 10,232 118,106
Spirax-Sarco Engineering plc ...... 23,289 2,677,144
Unilever plc .................. 420,593 18,480,795
90,233,602
United States — 34.1%
Abbott Laboratories ............ 250,866 24,273,794
AbbVie, Inc. ................. 142,676 19,148,546
Activision Blizzard, Inc. .......... 22,453 1,669,156
Adobe, Inc.
(d)
................. 7,432 2,045,286
Advance Auto Parts, Inc. ......... 3,629 567,358
Agilent Technologies, Inc. ........ 4,274 519,505
Air Products & Chemicals, Inc. ..... 82,506 19,201,621
Airbnb, Inc., Class A
(d)
........... 1,725 181,194
Akamai Technologies, Inc.
(d)
....... 3,234 259,755
Albemarle Corp. .............. 37,026 9,791,155
Alcoa Corp. .................. 83,788 2,820,304
Align Technology, Inc.
(d)
.......... 4,472 926,196
Allegion plc .................. 24,011 2,153,307
Alphabet, Inc., Class A
(d)
......... 1,540 147,301
Alphabet, Inc., Class C
(d)
......... 536,281 51,563,418
Altair Engineering, Inc., Class A
(d)(e)
.. 44,101 1,950,146
AltC Acquisition Corp., Class A
(d)
.... 141,083 1,376,970
Altria Group, Inc. .............. 35,098 1,417,257
Altus Power, Inc.
(d)
............. 128,750 1,417,538
Amazon.com, Inc.
(d)
............ 407,512 46,048,856
American Express Co. .......... 4,384 591,445
American Tower Corp. .......... 105,878 22,732,007
Amgen, Inc. ................. 4,044 911,518
ANSYS, Inc.
(d)
................ 12,169 2,697,867
Anthem, Inc. ................. 3,537 1,606,647
APA Corp. .................. 13,381 457,496
Apple, Inc.
( i )
................. 490,879 67,839,478
Applied Materials, Inc. .......... 103,184 8,453,865
Aptiv plc
(d)
................... 82,325 6,438,638
Archer-Daniels-Midland Co.
(e)
...... 258,860 20,825,287
Astra Space, Inc.
(d)
............. 249,521 152,457
Atlassian Corp. plc, Class A
(d)
...... 3,239 682,101
AutoZone, Inc.
(d)
.............. 339 726,114
Baker Hughes Co. ............. 28,025 587,404
Ball Corp. ................... 13,195 637,582
Bank of America Corp. .......... 597,506 18,044,681
Berkshire Hathaway, Inc., Class B
(d)
. 941 251,266
Boeing Co. (The)
(d)
............. 3,769 456,351
Booking Holdings, Inc.
(d)
......... 2,385 3,919,056
Boston Scientific Corp.
(d)( i )
........ 450,455 17,446,122
Brown-Forman Corp., Class B ..... 11,376 757,300
Bunge Ltd. .................. 126,062 10,408,939
Cadence Design Systems, Inc.
(d)
... 32,355 5,287,778
California Resources Corp. ....... 89,378 3,434,797
Capri Holdings Ltd.
(d)
........... 113,085 4,346,987
CDW Corp. .................. 6,289 981,587
Centene Corp.
(d)
.............. 13,246 1,030,671
CF Industries Holdings, Inc. ....... 205,623 19,791,214
Charles Schwab Corp. (The) ...... 374,754 26,933,570
Charter Communications, Inc., Class
A
(d)
..................... 25,202 7,645,027
Chesapeake Energy Corp. ....... 16,152 1,521,680
Chipotle Mexican Grill, Inc.
(d)
...... 1,430 2,148,947
Chubb Ltd. .................. 11,267 2,049,242
Cigna Corp. ................. 9,174 2,545,510
Cintas Corp. ................. 794 308,223
Security
Shares
Shares Value
United States (continued)
Cisco Systems, Inc. ............ 23,041 $ 921,640
CME Group, Inc. .............. 14,316 2,535,793
Comcast Corp., Class A ......... 322,595 9,461,711
ConocoPhillips
( i )
............... 376,162 38,496,419
Copart , Inc.
(d)(e)
............... 4,826 513,486
Corteva , Inc. ................. 24,621 1,407,090
Costco Wholesale Corp. ......... 39,521 18,664,583
Crowdstrike Holdings, Inc., Class A
(d)
. 50,131 8,262,090
Crown Castle, Inc. ............. 5,468 790,399
Crown Holdings, Inc. ........... 4,710 381,651
Crown PropTech Acquisitions
(d)(g)
... 62,472 38,108
Crown PropTech Acquisitions
(d)
..... 126,662 1,253,954
CSX Corp. .................. 5,421 144,415
Darling Ingredients, Inc.
(d)
........ 12,465 824,560
Datadog , Inc., Class A
(d)(e)
........ 57,381 5,094,285
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$2,258,268)
(d)(h)(j)
............ 8,829,800 5,756,853
DaVita, Inc.
(d)
................. 8,131 673,003
Deere & Co. ................. 31,976 10,676,467
Dell Technologies, Inc., Class C .... 7,131 243,666
Delta Air Lines, Inc.
(d)
........... 21,196 594,760
Devon Energy Corp. ............ 35,184 2,115,614
Dexcom , Inc.
(d)
............... 93,466 7,527,752
Diversey Holdings Ltd.
(d)
......... 458,370 2,227,678
Domino's Pizza, Inc. ............ 15,977 4,956,065
Dow, Inc. ................... 12,567 552,068
DR Horton, Inc. ............... 147,770 9,952,310
Dynatrace , Inc.
(d)
.............. 224,741 7,823,234
eBay, Inc. ................... 17,654 649,844
Edwards Lifesciences Corp.
(d)
..... 84,668 6,996,117
Element Solutions, Inc. .......... 40,785 663,572
Eli Lilly & Co. ................ 20,916 6,763,189
Emerson Electric Co. ........... 7,116 521,034
Energy Transfer LP
(e)
........... 113,474 1,251,618
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(d)(g)(h)
......... 11,107 10,095,819
EQT Corp.
(e)
................. 375,309 15,293,842
Equinix , Inc. ................. 1,169 664,974
Essex Property Trust, Inc. ........ 2,714 657,412
Eversource Energy ............ 12,383 965,379
Excelerate Energy, Inc., Class A .... 38,447 899,660
Expedia Group, Inc.
(d)
........... 9,233 865,040
Extra Space Storage, Inc.
(e)
....... 1,044 180,309
Exxon Mobil Corp. ............. 105,767 9,234,517
F5 Networks, Inc.
(d)(e)
........... 50,288 7,278,182
Fanatics Holdings, Inc., (Acquired
08/17/22, cost $9,001,757)
(d)(g)(h)
.. 132,691 8,310,437
FedEx Corp. ................. 2,497 370,730
Floor & Decor Holdings, Inc., Class A
(d)
21,424 1,505,250
FMC Corp.
(e)
................. 8,456 893,799
Fortinet, Inc.
(d)
................ 113,056 5,554,441
Fortive Corp. ................. 333,540 19,445,382
Freeport-McMoRan, Inc. ......... 501,948 13,718,239
Gartner, Inc.
(d)
................ 2,173 601,247
Generac Holdings, Inc.
(d)(e)
........ 4,233 754,067
General Dynamics Corp. ......... 4,096 869,048
General Motors Co. ............ 176,570 5,666,131
Genuine Parts Co. ............. 1,113 166,193
Gilead Sciences, Inc. ........... 19,152 1,181,487
Green Plains, Inc.
(d)(e)
........... 32,948 957,798
GSK plc .................... 38,918 562,081
Halliburton Co. ............... 60,015 1,477,569
Healthpeak Properties, Inc. ....... 11,851 271,625
Hewlett Packard Enterprise Co. .... 18,727 224,349

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
Hilton Worldwide Holdings, Inc. .... 84,744 $ 10,221,821
Home Depot, Inc. (The) ......... 53,444 14,747,337
HP, Inc. .................... 10,380 258,670
Humana, Inc. ................ 76,315 37,027,275
iHeartMedia , Inc., Class A
(d)
....... 2,519 18,464
Informatica , Inc., Class A
(d)(e)
...... 114,354 2,295,085
Intercontinental Exchange, Inc. .... 12,617 1,139,946
International Flavors & Fragrances,
Inc.
(e)
.................... 99,322 9,021,417
Intuit, Inc. ................... 17,345 6,718,065
Intuitive Surgical, Inc.
(d)
.......... 57,277 10,736,001
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(g)(h)
........ 301,223 3
Johnson & Johnson
( i )
........... 118,022 19,280,074
JPMorgan Chase & Co. ......... 4,407 460,532
Juniper Networks, Inc. .......... 11,264 294,216
Kinder Morgan, Inc. ............ 27,991 465,770
Kroger Co. (The) .............. 8,320 364,000
Laboratory Corp. of America Holdings 1,169 239,423
Lam Research Corp. ........... 616 225,456
Latch, Inc.
(d)
................. 174,273 166,187
Liberty Media Acquisition Corp.
(d)
... 348,622 3,468,789
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(d)
................. 193,573 7,369,324
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(d)
................. 260,778 9,833,939
Lions Gate Entertainment Corp., Class
A
(d)
..................... 122,268 908,451
Live Nation Entertainment, Inc.
(d)
... 7,032 534,713
LKQ Corp.
(e)
................. 5,241 247,113
Lockheed Martin Corp. .......... 1,352 522,264
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(g)(h)
............. 57,505 462,340
Lowe's Cos., Inc. .............. 23,414 4,397,383
Lululemon Athletica , Inc.
(d)
........ 1,028 287,388
Lumen Technologies, Inc.
(e)
....... 24,922 181,432
LyondellBasell Industries NV, Class A 93,638 7,049,069
Marsh & McLennan Cos., Inc. ..... 203,869 30,435,603
Masco Corp. ................. 26,316 1,228,694
Masimo Corp.
(d)
............... 14,611 2,062,489
Mastercard , Inc., Class A ......... 100,431 28,556,551
McDonald's Corp. ............. 80,586 18,594,414
Merck & Co., Inc. .............. 194,504 16,750,685
Meta Platforms, Inc., Class A
(d)
..... 4,666 633,083
Mettler -Toledo International, Inc.
(d)
.. 612 663,481
MGM Resorts International ....... 17,782 528,481
Micron Technology, Inc. .......... 163,272 8,179,927
Microsoft Corp.
( i )
.............. 308,768 71,912,067
Mirion Technologies
(d)
........... 756,990 5,654,715
Mirion Technologies, Inc.
(d)(e)
...... 61,353 458,307
Molina Healthcare, Inc.
(d)
......... 2,454 809,427
MongoDB, Inc.
(d)
.............. 4,734 939,983
Moody's Corp. ................ 584 141,976
Morgan Stanley ............... 169,245 13,372,047
Mosaic Co. (The) .............. 14,634 707,261
Mr Cooper Group, Inc.
(d)
......... 24,501 992,291
NetApp, Inc. ................. 8,086 500,119
NextEra Energy, Inc. ........... 264,872 20,768,614
NIKE, Inc., Class B ............ 23,670 1,967,450
Norfolk Southern Corp. .......... 4,274 896,044
Northrop Grumman Corp. ........ 46,325 21,787,574
NVIDIA Corp. ................ 62,079 7,535,770
Offerpad Solutions, Inc.
(d)
........ 248,310 300,455
ONEOK, Inc. ................. 24,014 1,230,477
Opendoor Technologies, Inc.
(d)(e)
.... 192,781 599,549
Security
Shares
Shares Value
United States (continued)
Otis Worldwide Corp. ........... 54,586 $ 3,482,587
Packaging Corp. of America ...... 2,165 243,108
Palo Alto Networks, Inc.
(d)
........ 36,336 5,951,473
Park Hotels & Resorts, Inc. ....... 29,763 335,131
Paycom Software, Inc.
(d)(e)
........ 1,687 556,693
Peloton Interactive, Inc., Class A
(d)
.. 142,125 984,926
PepsiCo, Inc. ................ 21,130 3,449,684
Philip Morris International, Inc. ..... 6,645 551,601
Phillips 66 ................... 4,152 335,149
Pioneer Natural Resources Co. .... 21,492 4,653,663
Planet Labs PBC
(d)
............. 165,440 898,339
Playstudios , Inc.
(d)
............. 277,748 969,341
PNC Financial Services Group, Inc.
(The) .................... 4,375 653,713
Procter & Gamble Co. (The) ...... 1,854 234,068
Prologis, Inc. ................. 6,881 699,110
Proof Acquisition Corp.
(d)(g)
........ 30,948 34,662
Public Service Enterprise Group, Inc.
(e)
9,667 543,575
Quest Diagnostics, Inc.
(e)
......... 6,049 742,152
Raymond James Financial, Inc. .... 121,177 11,974,711
ResMed , Inc. ................ 21,476 4,688,211
Rocket Lab USA, Inc.
(d)(e)
......... 116,700 474,969
Rotor Acquisition Corp.
(d)(g)
........ 29,189 37,946
S&P Global, Inc. .............. 12,543 3,830,005
salesforce.com, Inc.
(d)
........... 96,991 13,951,185
Samsonite International SA
(a)(c)(d)
.... 68,700 164,770
Sarcos Technology & Robotics
(d)
.... 1,176,652 2,612,167
Sarcos Technology & Robotics Corp.
(d)
42,794 95,003
SBA Communications Corp. ...... 4,390 1,249,614
Schlumberger NV ............. 46,964 1,686,008
Schneider Electric SE ........... 4,855 548,376
Seagate Technology Holdings plc
(e)
.. 10,836 576,800
Seagen , Inc.
(d)(e)
............... 55,409 7,581,614
Sempra Energy ............... 196,565 29,472,956
ServiceNow , Inc.
(d)
............. 24,058 9,084,541
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $234,442)
(d)(g)(h)
... 15,609 144,383
Snowflake, Inc., Class A
(d)
........ 3,851 654,516
Sonder Holdings, Inc.
(d)
.......... 275,263 456,937
Southwest Airlines Co.
(d)
......... 10,062 310,312
Splunk , Inc.
(d)
................ 11,243 845,474
Starbucks Corp. ............... 120,451 10,149,201
Starwood Property Trust, Inc. ...... 45,805 834,567
Sun Country Airlines Holdings, Inc.
(d)
. 323,187 4,398,575
Symbotic Corp., Class A
(d)
........ 73,345 799,461
Synchrony Financial ............ 18,399 518,668
Tapestry, Inc. ................. 15,016 426,905
TE Connectivity Ltd. ............ 98,143 10,831,062
Tesla, Inc.
(d)
.................. 31,061 8,238,930
Thermo Fisher Scientific, Inc. ...... 32,553 16,510,556
TJX Cos., Inc. (The)
(e)
........... 194,511 12,083,023
Toast, Inc., Class A
(d)(e)
.......... 53,732 898,399
Toll Brothers, Inc. .............. 11,348 476,616
TPB Acquisition Corp. I, Class A
(d)(e)
. 63,457 630,128
Tractor Supply Co.
(e)
............ 40,469 7,522,378
Trane Technologies plc .......... 2,703 391,421
TransDigm Group, Inc. .......... 3,335 1,750,275
Travelers Cos., Inc. (The) ........ 5,209 798,019
Twilio , Inc., Class A
(d)
........... 1,792 123,899
United Parcel Service, Inc., Class B . 116,379 18,799,864
United Rentals, Inc.
(d)(e)
.......... 7,484 2,021,578
UnitedHealth Group, Inc. ......... 66,025 33,345,266
Univar Solutions, Inc.
(d)
.......... 16,550 376,347
US Bancorp ................. 41,176 1,660,216
Valero Energy Corp.
(e)
........... 205,586 21,966,864

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States (continued)
VeriSign, Inc.
(d)
............... 24,680 $ 4,286,916
Verisk Analytics, Inc. ............ 20,737 3,536,281
Verizon Communications, Inc. ..... 17,844 677,537
Vertiv Holdings Co. ............ 713,709 6,937,252
Visa, Inc., Class A ............. 10,135 1,800,483
Vulcan Materials Co. ........... 100,219 15,805,539
Walgreens Boots Alliance, Inc. ..... 11,571 363,329
Walmart, Inc. ................. 76,893 9,973,022
Walt Disney Co. (The)
(d)
......... 119,396 11,262,625
Waste Connections, Inc. ......... 7,207 973,882
Wells Fargo & Co. ............. 281,285 11,313,283
Willis Towers Watson plc ......... 4,033 810,391
WillScot Mobile Mini Holdings Corp.
(d)
40,841 1,647,118
Workday, Inc., Class A
(d)
......... 7,502 1,141,954
XPO Logistics, Inc.
(d)(e)
.......... 109,175 4,860,471
Zebra Technologies Corp., Class A
(d)
. 1,037 271,704
Zoetis, Inc. .................. 17,787 2,637,634
Zscaler , Inc.
(d)(e)
............... 28,087 4,616,660
1,480,904,805
Total Common Stocks — 49.5%
(Cost: $2,456,222,188) ........................... 2,152,402,603
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.8%
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. USD 46 43,809
Oafit , 0.00%
,
03/28/26
(g)
......... AUD 2,290 1,428,359
Oceana Australian Fixed Income Trust
(g)
10.00%, 08/31/23 ........... 1,547 993,184
10.25%, 08/31/25 ........... 2,870 1,898,048
Quintis Australia Pty. Ltd.
(a)(f)(g)(k)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 16,144,865
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 13,727,958
34,236,223
Belgium — 0.1%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. 1,667 1,601,271
Anheuser-Busch InBev SA/NV, 4.00%
,
09/24/25
(c)
................ GBP 300 313,248
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... 300 267,291
2,181,810
Canada — 0.2%
Bank of Montreal
Series H, 4.25%, 09/14/24 ..... USD 1,331 1,309,399
(SOFR + 0.60%), 0.95%, 01/22/27
(b)
1,078 932,573
Canadian Pacific Railway Co., 4.00%
,
06/01/28 ................. 1,420 1,343,457
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 1,745 1,661,187
Royal Bank of Canada
0.65%, 07/29/24 ............ 41 38,081
0.75%, 10/07/24 ............ 104 95,476
1.20%, 04/27/26 ............ 20 17,411
3.63%, 05/04/27 ............ 985 916,386
4.24%, 08/03/27 ............ 1,430 1,364,135
Security
Par (000)
Par (000) Value
Canada (continued)
Thomson Reuters Corp., 3.35%
,
05/15/26 ................. USD 23 $ 21,549
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 1,591 1,534,979
4.29%, 09/13/24 ............ 1,108 1,091,292
2.80%, 03/10/27 ............ 42 37,842
2.88%, 04/05/27
(c)
........... GBP 300 284,284
10,648,051
China — 0.1%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ USD 215 61,047
Central China Real Estate Ltd., 7.90%
,
11/07/23
(c)
................. 200 52,000
China Aoyuan Group Ltd.
(c)(d)(l)
7.95%, 02/19/23 ............ 520 33,085
5.98%, 08/18/25 ............ 720 44,910
6.20%, 03/24/26 ............ 887 55,437
China Evergrande Group, 10.00%
,
04/11/23
(c)(d)(l)
............... 322 19,783
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(g)(l)(m)(n)
............ 4,800 5
China SCE Group Holdings Ltd.,
5.95%
,
09/29/24
(c)
........... 323 62,541
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)
................ 403 96,720
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(k)
...... 302 32,709
Fantasia Holdings Group Co. Ltd.
(c)(d)(l)
10.88%, 01/09/23 ........... 815 69,275
11.75%, 04/17/23 ........... 716 60,860
Hilong Holding Ltd., 9.75%
,
11/18/24
(c)
270 113,400
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(c)(d)(l)
............... 470 23,500
KWG Group Holdings Ltd., 7.40%
,
03/05/24
(c)
................ 358 78,760
Modern Land China Co. Ltd.
(c)(d)(l)
11.50%, 11/13/22 ........... 200 31,000
9.80%, 04/11/23 ............ 740 114,700
11.95%, 03/04/24 ........... 200 31,000
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 237 74,773
NXP BV
5.35%, 03/01/26 ............ 273 269,929
3.25%, 11/30/51 ............ 320 191,196
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 323 45,886
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)(d)(l)
............... 400 28,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 220 89,100
Ronshine China Holdings Ltd.
(c)(d)(l)
6.75%, 08/05/24 ............ 440 24,200
7.10%, 01/25/25 ............ 723 39,765
Shimao Group Holdings Ltd., 5.60%
,
07/15/26
(c)(d)(l)
............... 300 36,750
Shui On Development Holding Ltd.,
5.50%
,
03/03/25
(c)
........... 284 187,440
Sinic Holdings Group Co. Ltd.
(c)(d)(l)
8.50%, 01/24/22 ............ 270 2,700
10.50%, 06/18/22 ........... 250 2,500
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(c)(d)(l)
............... 200 26,000

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
China (continued)
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ USD 605 $ 81,675
Yango Justice International Ltd.
(d)(l)
10.25%, 09/15/22 ........... 286 13,639
9.25%, 04/15/23
(c)
........... 327 16,350
7.88%, 09/04/24
(c)
........... 403 20,150
Yuzhou Group Holdings Co. Ltd.
(c)(d)(l)
8.50%, 02/26/24 ............ 747 46,687
8.38%, 10/30/24 ............ 260 16,250
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(c)(d)(l)
............... 200 8,000
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(c)
........ 410 334,150
2,535,872
France — 0.0%
(c)
BNP Paribas SA
3.38%, 01/23/26 ............ GBP 300 296,789
1.88%, 12/14/27 ............ 300 258,582
Societe Generale SA, 1.88%
,
10/03/24 300 304,352
TotalEnergies Capital International SA,
1.66%
,
07/22/26 ............ 300 285,511
1,145,234
Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 4,713 3,568,159
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(a)(b)
.......... 2,093 1,849,607
Deutsche Bank AG
(c)
2.63%, 12/16/24 ............ GBP 300 301,202
(Sterling Overnight Index Average +
1.94%), 4.00%, 06/24/26
(b)
... 300 300,750
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 2,157 1,606,785
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 9.00% PIK),
10/01/26
(a)(b)(k)
.............. 2,015 1,147,644
Mercedes-Benz Finance North America
LLC
(a)
0.75%, 03/01/24 ............ USD 928 873,964
2.13%, 03/10/25 ............ 990 918,183
Project Montelena , 10.25%
,
06/20/30 EUR 2,200 2,091,427
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 100,558
4.25%, 10/09/25 ............ 200 205,766
12,964,045
Hong Kong — 0.0%
(c)
AIA Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.76%), 2.70%
(b)(o)
USD 400 340,000
Bank of East Asia Ltd. (The), (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83%
(b)(o)
................. 403 346,580
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 285,215
Li & Fung Ltd., 4.50%
,
08/18/25
(p)
... 220 189,310
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 120,500
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%),
3.80%
,
11/20/29
(b)
........... 150 141,684
Security
Par (000)
Par (000) Value
Hong Kong (continued)
NWD MTN Ltd., 4.13%
,
07/18/29 ... USD 430 $ 344,753
1,768,042
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 183,500
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 250,500
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
194 155,200
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(o)
...................... 200 163,000
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 224,895
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 323 279,799
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 286,882
REI Agro Ltd.
(d)(l)(m)
5.50%, 11/13/14
(a)
........... 5,549 46,028
5.50%, 11/13/14
(c)(g)
.......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 200 179,100
Shriram Transport Finance Co. Ltd.,
5.10%
,
07/16/23
(c)
........... 200 193,500
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(c)
........... 200 142,938
Vedanta Resources Finance II plc,
13.88%
,
01/21/24
(c)
.......... 200 166,412
2,271,754
Indonesia — 0.0%
(c)
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 427 343,360
Minejesa Capital BV, 4.63%
,
08/10/30 416 340,080
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 470 350,737
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 249,376
1,283,553
Italy — 0.3%
Castor SpA
(a)
6.00%, 02/15/29 ............ EUR 628 535,349
(EURIBOR 3 Month + 5.25%),
6.25%, 02/15/29
(b)
......... 2,003 1,787,937
Forno d'Asolo SpA , (EURIBOR 3 Month
+ 5.50%), 6.69%
,
04/30/27
(a)(b)
... 5,566 4,691,264
KME SE, 6.75%
,
02/01/23
(c)
....... 880 837,932
Marcolin SpA , 6.13%
,
11/15/26
(a)
... 2,281 1,954,381
Shiba Bidco SpA , 4.50%
,
10/31/28
(a)
. 2,304 1,738,123
11,544,986
Japan — 0.1%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 526 483,765
NTT Finance Corp., 4.14%
,
07/26/24
(a)
880 867,956
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ............ 434 431,197
5.00%, 11/26/28 ............ 803 777,327
3.18%, 07/09/50 ............ 788 522,759
3,083,004
Luxembourg — 0.2%
(a)
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 ............ EUR 1,145 865,520
7.75%, 11/01/25 ............ GBP 1,946 1,694,789

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Herens Midco SARL, 5.25%
,
05/15/29 EUR 2,664 $ 1,634,211
Picard Bondco SA, 5.38%
,
07/01/27 . 1,850 1,647,282
Sani/ Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 1,769 1,629,686
7,471,488
Macau — 0.0%
MGM China Holdings Ltd., 5.88%
,
05/15/26
(c)
................ USD 398 323,375
Sands China Ltd., 4.88%
,
06/18/30
(p)
. 200 155,000
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 158,650
637,025
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 400 346,075
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 261,919
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 249,150
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 191,787
1,048,931
Netherlands — 0.1%
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 300 265,267
ING Groep NV
4.63%, 01/06/26
(a)
........... USD 110 105,797
3.00%, 02/18/26
(c)
........... GBP 300 294,249
(SOFR + 1.64%), 3.87%, 03/28/26
(b)
USD 320 303,370
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 1.40%, 07/01/26
(a)(b)
.. 48 42,383
Titan Holdings II BV, 5.13%
,
07/15/29
(a)
EUR 1,384 1,061,375
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(p)
............... USD 662 592,072
2,664,513
Philippines — 0.0%
(b)(c)(o)
Globe Telecom, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.53%), 4.20% . 340 299,157
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50% ................... 323 295,949
595,106
Saudi Arabia — 0.0%
EIG Pearl Holdings SARL, 3.55%
,
08/31/36
(c)
................ 300 238,500
Singapore — 0.0%
(c)
BOC Aviation Ltd., 3.50%
,
09/18/27 . 350 319,102
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(o)
363 239,761
558,863
South Korea — 0.0%
(c)
Kookmin Bank, 2.50%
,
11/04/30 .... 200 154,125
LG Chem Ltd., 2.38%
,
07/07/31 .... 360 280,336
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88%
(b)(o)
................. 200 167,250
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 480 417,326
Security
Par (000)
Par (000) Value
South Korea (continued)
SK Hynix, Inc., 2.38%
,
01/19/31 .... USD 250 $ 184,109
1,203,146
Spain — 0.0%
(c)
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 1,000 983,705
Telefonica Emisiones SA
5.29%, 12/09/22 ............ 100 111,564
5.38%, 02/02/26 ............ 600 637,753
1,733,022
Sweden — 0.0%
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... 300 265,340
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 419,749
9.25%, 10/15/27
(a)
........... 1,014 1,006,471
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 355 255,720
1,947,280
Switzerland — 0.1%
Novartis Capital Corp., 3.00%
,
11/20/25 USD 34 32,327
UBS Group AG
(a)(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.83%), 1.01%, 07/30/24 .... 1,713 1,652,704
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.55%), 4.49%, 05/12/26 .... 847 816,333
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.05%), 4.70%, 08/05/27 .... 584 553,633
3,054,997
Thailand — 0.0%
(c)
Bangkok Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.90%), 3.73%
,
09/25/34
(b)
................ 200 162,288
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 155,412
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.70%), 3.34%
,
10/02/31
(b)
................ 200 172,100
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(o)
282 227,010
Muang Thai Life Assurance PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
3.55%
,
01/27/37
(b)
........... 400 334,470
1,051,280
Turkey — 0.1%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(f)(g)(l)(m)
........... 21,400 2,007,320
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 1,145 1,123,344

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom — 0.7%
AstraZeneca plc, 2.13%
,
08/06/50 .. USD 989 $ 569,382
Barclays plc
(c)
(BPISDS01 + 1.60%), 2.38%,
10/06/23
(b)
.............. GBP 300 334,918
3.00%, 05/08/26 ............ 300 286,423
3.25%, 02/12/27 ............ 300 280,406
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... 2,882 2,494,237
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 2,598,769
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ GBP 547 586,827
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 2,585 1,872,620
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 1,458 1,275,097
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(a)
........... GBP 781 590,797
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 5,655 4,703,997
GlaxoSmithKline Capital plc, 3.00%
,
06/01/24 ................. USD 1,561 1,519,508
GlaxoSmithKline Capital, Inc., 3.63%
,
05/15/25 ................. 990 962,779
HSBC Holdings plc
(b)
(SOFR + 0.53%), 0.73%, 08/17/24 1,485 1,415,726
(SOFR + 0.71%), 0.98%, 05/24/25 552 507,151
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 400 358,742
Informa plc, 3.13%
,
07/05/26
(c)
..... 300 288,260
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 1,644 1,708,584
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,512 1,244,742
6.50%, 02/15/27 ............ GBP 1,817 1,740,280
Lloyds Bank plc, 3.50%
,
05/14/25 ... USD 119 112,610
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ GBP 600 615,229
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 300 293,992
(BPSW1 + 2.01%), 3.13%, 03/28/27 300 289,005
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 300 296,919
Sky Ltd., 3.75%
,
09/16/24
(a)
....... USD 278 271,236
Vodafone Group plc, 4.13%
,
05/30/25 437 428,758
Wheel Bidco Ltd., 6.75%
,
07/15/26
(a)
. GBP 909 784,125
28,431,119
United States — 6.7%
AbbVie, Inc.
2.60%, 11/21/24 ............ USD 1,854 1,764,313
3.80%, 03/15/25 ............ 1,434 1,388,835
3.60%, 05/14/25 ............ 3,437 3,299,070
3.20%, 05/14/26 ............ 47 43,935
2.95%, 11/21/26 ............ 1,964 1,799,335
Aetna, Inc., 3.50%
,
11/15/24 ...... 146 141,866
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 319 260,049
AIG Global Funding, 0.65%
,
06/17/24
(a)
728 676,268
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 2,757 2,222,142
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 4,442 4,391,006
7.25%, 08/15/27 ............ 431 406,217
Alphabet, Inc., 2.25%
,
08/15/60 .... 325 182,713
Security
Par (000)
Par (000) Value
United States (continued)
Amazon.com, Inc.
2.50%, 06/03/50 ............ USD 639 $ 398,949
2.70%, 06/03/60 ............ 320 188,782
American Express Co.
2.50%, 07/30/24 ............ 952 911,789
2.25%, 03/04/25 ............ 40 37,488
3.95%, 08/01/25 ............ 973 942,406
American International Group, Inc.,
3.90%
,
04/01/26 ............ 724 691,100
American Tower Corp.
3.38%, 05/15/24 ............ 1,867 1,817,759
4.40%, 02/15/26 ............ 741 720,400
3.10%, 06/15/50 ............ 320 199,257
Amgen, Inc.
1.90%, 02/21/25 ............ 39 36,360
3.13%, 05/01/25 ............ 222 212,733
5.50%, 12/07/26
(c)
........... GBP 300 324,634
3.00%, 01/15/52 ............ USD 1,274 796,398
2.77%, 09/01/53 ............ 320 186,448
Aon Corp.
4.50%, 12/15/28 ............ 1,056 995,858
2.90%, 08/23/51 ............ 985 609,564
Apple, Inc., 2.40%
,
08/20/50 ...... 320 198,607
Aptiv plc, 3.10%
,
12/01/51 ........ 1,394 780,629
Ardagh Metal Packaging Finance USA
LLC
(a)
6.00%, 06/15/27 ............ 376 354,080
3.25%, 09/01/28 ............ 303 247,236
AT&T, Inc.
1.70%, 03/25/26 ............ 1,368 1,216,547
2.90%, 12/04/26 ............ GBP 600 578,410
5.50%, 03/15/27
(c)
........... 300 317,909
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 172 85,570
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 02/04/25
(b)
947 899,969
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... 60 58,103
(SOFR + 1.11%), 3.84%, 04/25/25
(b)
2,389 2,324,057
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 143 133,889
(SOFR + 0.65%), 1.53%, 12/06/25
(b)
89 81,409
(LIBOR USD 3 Month + 0.81%),
3.37%, 01/23/26
(b)
......... 349 330,674
(SOFR + 1.33%), 3.38%, 04/02/26
(b)
1,455 1,374,417
3.50%, 04/19/26 ............ 46 43,213
(SOFR + 1.75%), 4.83%, 07/22/26
(b)
1,190 1,163,456
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(b)
.............. 43 37,259
Series L, 4.18%, 11/25/27 ..... 1,439 1,333,149
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 98 90,203
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 42 38,218
(SOFR + 1.56%), 2.97%, 07/21/52
(b)
320 196,262
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24 ............ 919 870,749
(SOFR + 1.35%), 4.41%, 07/24/26
(b)
1,752 1,711,742
3.85%, 04/26/29 ............ 2,634 2,401,854
Becton Dickinson and Co.
3.36%, 06/06/24 ............ 978 950,399
3.70%, 06/06/27 ............ 2,903 2,701,515
Berry Global, Inc., 4.88%
,
07/15/26
(a)
91 85,540
Blackstone Holdings Finance Co. LLC,
3.15%
,
10/02/27
(a)
........... 758 682,133
Boston Properties LP, 2.75%
,
10/01/26 1,012 909,946

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Bristol-Myers Squibb Co.
3.63%, 05/15/24 ............ USD 1,381 $ 1,358,531
3.20%, 06/15/26 ............ 1,370 1,296,544
3.25%, 02/27/27 ............ 76 71,525
2.55%, 11/13/50 ............ 464 285,888
Broadcom Corp., 3.88%
,
01/15/27 .. 1,702 1,565,634
Broadcom, Inc., 3.15%
,
11/15/25 ... 1,229 1,153,592
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 200 188,000
Capital One Financial Corp., 3.90%
,
01/29/24 ................. 1,405 1,384,515
Cargill, Inc., 3.50%
,
04/22/25
(a)
..... 803 774,462
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 346 230,955
Caterpillar Financial Services Corp.,
0.60%
,
09/13/24 ............ 944 873,911
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 654 571,148
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 365 362,790
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 38 37,579
3.45%, 02/13/26 ............ 74 71,190
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 2,916 2,843,564
4.20%, 03/15/28 ............ 226 202,900
3.85%, 04/01/61 ............ 320 186,816
Cheever Escrow Issuer LLC, 7.13%
,
10/01/27
(a)
................ 613 548,635
Cheniere Energy, Inc., 4.63%
,
10/15/28 775 710,931
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 16 14,805
Cigna Corp., 1.25%
,
03/15/26 ..... 63 55,178
Cisco Systems, Inc., 2.50%
,
09/20/26 21 19,514
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25
(b)
......... 237 228,555
(SOFR + 0.67%), 0.98%, 05/01/25
(b)
181 167,704
(SOFR + 1.37%), 4.14%, 05/24/25
(b)
463 452,569
(SOFR + 1.53%), 3.29%, 03/17/26
(b)
1,901 1,794,759
3.40%, 05/01/26 ............ 16 14,922
(SOFRINDX + 1.55%), 5.61%,
09/29/26
(b)
.............. 977 971,610
1.75%, 10/23/26 ............ GBP 457 415,865
Comcast Corp.
3.95%, 10/15/25 ............ USD 124 120,461
3.55%, 05/01/28 ............ 2,663 2,441,192
2.45%, 08/15/52 ............ 320 181,416
2.65%, 08/15/62 ............ 227 122,347
Conagra Brands, Inc., 4.30%
,
05/01/24 72 70,861
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 331 267,534
Cox Communications, Inc., 3.85%
,
02/01/25
(a)
................ 1,183 1,139,006
Crown Castle International Corp.,
3.70%
,
06/15/26 ............ 1,231 1,156,186
CSX Corp., 2.50%
,
05/15/51 ...... 320 191,530
CVS Health Corp.
3.88%, 07/20/25 ............ 676 655,626
2.88%, 06/01/26 ............ 1,495 1,384,066
1.30%, 08/21/27 ............ 1,345 1,120,559
4.30%, 03/25/28 ............ 1,169 1,102,550
5.05%, 03/25/48 ............ 1,410 1,241,734
Security
Par (000)
Par (000) Value
United States (continued)
Deere & Co., 2.75%
,
04/15/25 ..... USD 206 $ 196,721
Dell International LLC
6.02%, 06/15/26 ............ 1,146 1,150,616
3.45%, 12/15/51
(a)
........... 320 181,924
Discovery Communications LLC,
3.80%
,
03/13/24 ............ 710 693,069
Dollar General Corp.
4.25%, 09/20/24 ............ 484 478,188
3.88%, 04/15/27 ............ 1,182 1,117,029
Duke Realty LP, 2.25%
,
01/15/32 ... 318 247,144
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 2,043 1,925,528
eBay, Inc., 1.90%
,
03/11/25 ....... 461 427,811
Elevance Health, Inc.
2.38%, 01/15/25 ............ 28 26,425
3.65%, 12/01/27 ............ 1,682 1,566,435
3.13%, 05/15/50 ............ 1,205 797,043
Eli Lilly & Co., 2.25%
,
05/15/50 .... 320 197,952
Equinix , Inc.
1.25%, 07/15/25 ............ 1,688 1,509,632
1.45%, 05/15/26 ............ 1,068 924,784
3.00%, 07/15/50 ............ 160 98,034
Expedia Group, Inc., 2.95%
,
03/15/31 86 66,717
Fidelity National Information Services,
Inc., 1.15%
,
03/01/26 ......... 31 26,825
Fifth Third Bancorp, (SOFR + 1.36%),
4.06%
,
04/25/28
(b)
........... 854 801,508
Fiserv, Inc., 3.20%
,
07/01/26 ...... 323 297,447
Ford Motor Co., 6.10%
,
08/19/32 ... 1,959 1,727,054
Freed Corp., 10.00%
,
12/01/23
(g)
... 3,811 3,658,560
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 1,177 1,029,875
8.25%, 04/15/25 ............ 1,108 915,471
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 1,329 1,191,090
5.00%, 05/01/28 ............ 1,169 1,003,236
6.75%, 05/01/29 ............ 2,148 1,772,100
Frontier Communications Holdings
LLC, 8.75%
,
05/15/30
(a)
....... 1,544 1,544,988
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 20 18,480
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,181,926
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 71,110
GATX Corp., 3.50%
,
03/15/28 ..... 29 25,590
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 266,512
General Motors Co., 4.88%
,
10/02/23 857 853,469
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 1,477 1,379,972
5.25%, 03/01/26 ............ 1,611 1,567,704
2.70%, 08/20/27 ............ 1,989 1,684,124
Georgia-Pacific LLC, 3.60%
,
03/01/25
(a)
35 33,760
Gilead Sciences, Inc.
0.75%, 09/29/23 ............ 1,127 1,081,661
3.70%, 04/01/24 ............ 1,128 1,110,297
3.65%, 03/01/26 ............ 493 468,609
2.80%, 10/01/50 ............ 1,288 795,425
Global Payments, Inc.
2.65%, 02/15/25 ............ 149 139,257
4.95%, 08/15/27 ............ 215 204,839
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/24 ............ 2,252 2,188,215
3.50%, 04/01/25 ............ 1,380 1,318,180

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR + 0.61%), 0.86%, 02/12/26
(b)
USD 54 $ 48,179
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
1,605 1,384,995
7.25%, 04/10/28 ............ GBP 300 337,227
GSK Consumer Healthcare Capital UK
plc, 3.13%
,
03/24/25
(a)
........ USD 1,692 1,597,157
GSK Consumer Healthcare Capital
US LLC
(a)
3.02%, 03/24/24 ............ 465 449,831
3.38%, 03/24/27 ............ 2,471 2,240,955
HCA, Inc.
5.00%, 03/15/24 ............ 99 98,352
5.38%, 02/01/25 ............ 1,328 1,312,296
5.25%, 04/15/25 ............ 1,395 1,366,422
5.88%, 02/15/26 ............ 1,365 1,346,582
3.50%, 07/15/51 ............ 320 198,134
Home Depot, Inc. (The)
2.38%, 03/15/51 ............ 1,302 761,847
2.75%, 09/15/51 ............ 1,224 778,271
Homes by West Bay LLC, 9.50%
,
04/30/27
(g)
................ 5,001 4,569,914
Humana, Inc.
0.65%, 08/03/23 ............ 1,597 1,542,048
1.35%, 02/03/27 ............ 25 21,055
Huntington Bancshares, Inc., (SOFR +
1.97%), 4.44%
,
08/04/28
(b)
..... 1,822 1,720,357
Intel Corp.
3.40%, 03/25/25 ............ 368 356,882
3.10%, 02/15/60 ............ 61 36,804
Intercontinental Exchange, Inc.
4.00%, 09/15/27 ............ 966 916,959
3.00%, 09/15/60 ............ 320 191,274
International Business Machines Corp.
3.30%, 05/15/26 ............ 1,457 1,372,894
4.15%, 07/27/27 ............ 1,408 1,351,941
2.95%, 05/15/50 ............ 320 201,682
Johnson & Johnson, 2.25%
,
09/01/50 320 197,299
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25 .... 2,177 2,013,675
(SOFR + 0.61%), 1.56%, 12/10/25 219 200,819
(SOFR + 1.85%), 2.08%, 04/22/26 1,980 1,803,955
(SOFR + 1.32%), 4.08%, 04/26/26 1,502 1,446,144
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 700 673,783
(SOFR + 1.56%), 4.32%, 04/26/28 USD 1,581 1,481,562
(LIBOR USD 3 Month + 1.38%),
3.54%, 05/01/28 .......... 348 315,082
(SOFR + 1.99%), 4.85%, 07/25/28 1,389 1,333,682
Keurig Dr Pepper, Inc., 0.75%
,
03/15/24 ................. 696 655,609
Kinder Morgan Energy Partners LP,
3.50%
,
09/01/23 ............ 662 652,155
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
361 330,553
Kraft Heinz Foods Co.
3.00%, 06/01/26 ............ 1,977 1,822,891
4.13%, 07/01/27
(c)
........... GBP 200 196,786
4.38%, 06/01/46 ............ USD 1,379 1,072,032
L3Harris Technologies, Inc., 3.85%
,
12/15/26 ................. 2,906 2,743,900
Lam Research Corp., 3.75%
,
03/15/26 166 159,196
Level 3 Financing, Inc., 4.25%
,
07/01/28
(a)
................ 189 147,422
Lightning eMotors , Inc., 7.50%
,
05/18/25
(a)(m)
............... 884 587,857
Security
Par (000)
Par (000) Value
United States (continued)
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... USD 417 $ 310,665
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 929 569,771
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 29 28,413
4.40%, 09/08/25 ............ 524 516,004
3.35%, 04/01/27 ............ 758 702,014
1.70%, 09/15/28 ............ 1,083 884,206
3.00%, 10/15/50 ............ 320 195,951
4.25%, 04/01/52 ............ 1,619 1,239,670
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 1,378 1,185,645
LYB International Finance II BV, 3.50%
,
03/02/27 ................. 2,687 2,457,069
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 221 222,753
Magallanes, Inc.
(a)
3.43%, 03/15/24 ............ 499 482,134
3.64%, 03/15/25 ............ 436 412,902
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 ............ 1,107 1,091,574
3.75%, 03/14/26 ............ 835 807,153
5.88%, 08/01/33 ............ 913 920,807
McDonald's Corp., 3.30%
,
07/01/25 . 53 50,965
Merck & Co., Inc.
2.75%, 02/10/25 ............ 373 357,584
2.45%, 06/24/50 ............ 320 196,916
Meta Platforms, Inc., 3.50%
,
08/15/27
(a)
733 685,438
MetLife, Inc.
Series D, 4.37%, 09/15/23
(p)
.... 991 987,601
3.60%, 11/13/25 ............ 900 866,558
Metropolitan Life Global Funding I
(a)
1.88%, 01/11/27 ............ 24 20,952
3.00%, 09/19/27 ............ 759 684,921
1.55%, 01/07/31 ............ 985 742,311
MGM Resorts International, 5.50%
,
04/15/27 ................. 108 97,039
Microsoft Corp.
2.70%, 02/12/25 ............ 1,817 1,743,691
2.53%, 06/01/50 ............ 2,360 1,541,890
2.68%, 06/01/60 ............ 320 201,218
Mondelez International Holdings
Netherlands BV
(a)
4.25%, 09/15/25 ............ 702 687,142
1.25%, 09/24/26 ............ 37 31,719
Moody's Corp.
2.55%, 08/18/60 ............ 78 42,356
3.10%, 11/29/61 ............ 242 147,455
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(b)
1,965 1,908,337
(SOFR + 0.53%), 0.79%, 05/30/25
(b)
464 427,066
(SOFR + 1.67%), 4.68%, 07/17/26
(b)
540 525,810
3.13%, 07/27/26 ............ 1,726 1,589,325
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
46 39,178
(SOFR + 1.61%), 4.21%, 04/20/28
(b)
1,910 1,787,219
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 426 341,520
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 203 173,311
5.50%, 08/15/28 ............ 1,040 816,655
5.13%, 12/15/30 ............ 914 662,833
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 494 398,233
New York Life Global Funding, 2.88%
,
04/10/24
(a)
................ 667 648,185

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
NextEra Energy Capital Holdings, Inc.,
2.94%
,
03/21/24 ............ USD 1,618 $ 1,571,800
Norfolk Southern Corp., 3.00%
,
03/15/32 ................. 535 447,346
Northern Trust Corp., 4.00%
,
05/10/27 1,005 969,097
NortonLifeLock , Inc.
(a)
6.75%, 09/30/27 ............ 1,216 1,166,789
7.13%, 09/30/30 ............ 400 386,884
OA Leasing Corp., 8.00%
,
01/21/24
(g)
AUD 428 268,809
Omnicom Group, Inc., 3.65%
,
11/01/24 USD 457 445,420
Oncor Electric Delivery Co. LLC,
5.75%
,
03/15/29 ............ 43 44,210
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,240,609
Oracle Corp.
2.40%, 09/15/23 ............ 1,115 1,087,905
3.40%, 07/08/24 ............ 243 236,184
2.50%, 04/01/25 ............ 1,540 1,435,063
3.60%, 04/01/50 ............ 320 200,225
3.95%, 03/25/51 ............ 1,267 840,281
PACCAR Financial Corp., 4.95%
,
10/03/25 ................. 798 800,625
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 766 557,106
Paramount Global, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.00%), 6.38%
,
03/30/62
(b)
................ 295 254,850
Parker-Hannifin Corp., 4.25%
,
09/15/27 706 672,432
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 269 289,511
PepsiCo, Inc., 2.38%
,
10/06/26 .... 68 62,452
Permian Resources Operating LLC,
5.38%
,
01/15/26
(a)
........... 75 68,438
Picard Midco , Inc., 6.50%
,
03/31/29
(a)
3,012 2,544,236
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 1,710 1,047,795
7.25%, 03/15/29 ............ 1,392 831,720
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 376,678
PNC Bank NA
3.25%, 06/01/25 ............ 1,296 1,241,172
4.20%, 11/01/25 ............ 96 93,408
PNC Financial Services Group, Inc.
(The), 3.50%
,
01/23/24 ........ 495 487,131
PPG Industries, Inc., 1.20%
,
03/15/26 420 366,543
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ 29 27,064
1.25%, 08/16/26 ............ 27 23,156
Regions Financial Corp., 2.25%
,
05/18/25 ................. 55 50,939
RMIT Cash Management LLC, Series
2021-3, 3.88%
,
10/17/33
(g)
..... 5,969 5,372,100
Ryder System, Inc., 2.50%
,
09/01/24 70 66,811
S&P Global, Inc.
2.45%, 03/01/27
(a)
........... 1,013 908,007
2.30%, 08/15/60 ............ 493 259,568
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 1,042 997,621
Salesforce, Inc.
0.63%, 07/15/24 ............ 1,636 1,524,925
2.90%, 07/15/51 ............ 320 211,372
San Diego Gas & Electric Co., Series
NNN, 3.60%
,
09/01/23 ........ 550 543,270
Security
Par (000)
Par (000) Value
United States (continued)
Service Properties Trust
4.50%, 06/15/23 ............ USD 417 $ 407,096
4.35%, 10/01/24 ............ 361 319,579
4.50%, 03/15/25 ............ 485 405,115
7.50%, 09/15/25 ............ 1,040 972,400
Sherwin-Williams Co. (The)
4.05%, 08/08/24 ............ 1,547 1,521,243
4.25%, 08/08/25 ............ 700 683,243
2.90%, 03/15/52 ............ 995 597,988
Shire Acquisitions Investments Ireland
DAC
2.88%, 09/23/23 ............ 1,920 1,877,683
3.20%, 09/23/26 ............ 3,655 3,371,156
Simon Property Group LP, 3.38%
,
10/01/24 ................. 42 40,751
Sprint Corp.
7.88%, 09/15/23 ............ 1,705 1,722,417
7.13%, 06/15/24 ............ 245 248,665
Steel Dynamics, Inc.
2.40%, 06/15/25 ............ 1,704 1,575,388
5.00%, 12/15/26 ............ 101 98,982
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 166 123,172
Talen Energy Supply LLC
(a)(d)(l)
7.25%, 05/15/27 ............ 1,418 1,449,905
6.63%, 01/15/28 ............ 1,718 1,739,475
7.63%, 06/01/28 ............ 683 703,840
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,292 2,095,289
Tenet Healthcare Corp., 6.13%
,
06/15/30
(a)
................ 1,084 992,944
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 8.17%
,
09/30/24
(a)
(b)
...................... 2,870 2,759,178
Thermo Fisher Scientific, Inc., 1.22%
,
10/18/24 ................. 22 20,459
T-Mobile USA, Inc., 3.50%
,
04/15/25 . 2,753 2,631,221
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 119 110,996
3.05%, 03/22/27 ............ 70 64,461
TransDigm , Inc., 6.25%
,
03/15/26
(a)
.. 922 894,340
Truist Bank
3.30%, 05/15/26 ............ 210 194,789
3.80%, 10/30/26 ............ 243 228,527
Truist Financial Corp.
(b)
(SOFR + 1.46%), 4.26%, 07/28/26 973 946,287
(SOFR + 0.61%), 1.27%, 03/02/27 787 684,123
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 47 44,845
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 99 93,643
2.90%, 05/15/50 ............ 320 210,175
Univision Communications, Inc., 7.38%
,
06/30/30
(a)
................ 560 534,405
US Bancorp
3.10%, 04/27/26 ............ 60 56,060
(SOFR + 0.73%), 2.22%, 01/27/28
(b)
534 470,349
3.90%, 04/26/28 ............ 1,020 961,131
(SOFR + 1.66%), 4.55%, 07/22/28
(b)
2,484 2,393,720
Ventas Realty LP, 3.50%
,
02/01/25 .. 1,139 1,087,487
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 108,017
2.63%, 08/15/26 ............ USD 1,006 913,729
1.13%, 11/03/28 ............ GBP 300 245,518
2.88%, 11/20/50 ............ USD 192 117,410
2.99%, 10/30/56 ............ 2,292 1,362,415

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
USD 590 $ 474,950
Visa, Inc., 2.00%
,
08/15/50 ....... 856 489,953
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 2,339 2,189,889
VMware, Inc., 1.80%
,
08/15/28 .... 1,955 1,549,882
Walt Disney Co. (The)
2.20%, 01/13/28 ............ 1,044 909,009
2.75%, 09/01/49 ............ 320 203,026
Waste Management, Inc.
0.75%, 11/15/25 ............ 312 275,378
3.15%, 11/15/27 ............ 976 892,519
Wells Fargo & Co.
(b)
(LIBOR USD 3 Month + 0.75%),
2.16%, 02/11/26 .......... 1,166 1,073,547
(SOFR + 1.56%), 4.54%, 08/15/26 2,853 2,760,008
(SOFR + 1.51%), 3.53%, 03/24/28 1,478 1,338,650
Welltower , Inc.
4.50%, 01/15/24 ............ 1,153 1,142,653
2.70%, 02/15/27 ............ 1,008 900,501
Western Alliance Bancorp, 6.47%
,
12/30/24
(b)
................ 11,150 11,141,522
Western Digital Corp., 4.75%
,
02/15/26 602 557,440
Workday, Inc., 3.50%
,
04/01/27 .... 1,939 1,793,560
WRKCo , Inc.
3.75%, 03/15/25 ............ 541 521,232
4.65%, 03/15/26 ............ 361 353,083
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 540 505,575
5.25%, 05/15/27 ............ 108 95,062
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 1,795 1,614,638
5.50%, 08/15/28 ............ 1,020 813,721
291,016,398
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(c)
........... 395 306,619
Zambia — 0.0%
First Quantum Minerals Ltd.
(a)
6.88%, 03/01/26 ............ 505 462,507
6.88%, 10/15/27 ............ 1,012 910,800
1,373,307
Total Corporate Bonds — 9.9%
(Cost: $523,739,157) ............................. 430,124,832
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.85%),
5.08%
,
 10/02/28
(b)
........... EUR 4,443 3,804,616
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 1 Month +
5.00%), 5.69%
,
 12/22/25
(b)
..... 6,287 5,942,587
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
5.16%
,
 11/17/27
(b)
........... 7,151 6,508,781
Security
Par (000)
Par (000) Value
Germany — 0.1%
Iris BidCo GmbH, Facility Term Loan
B, (EURIBOR 3 Month + 5.00%),
5.00%
,
 06/29/28
(b)
........... EUR 2,856 $ 2,491,130
Jersey, Channel Islands — 0.1%
(b)(g)
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 1 Month +
7.00%), 8.69%
,
 07/06/27 ...... GBP 1,351 1,442,437
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 6 Month + 7.00%),
0.00% - 15.00%
,
 01/01/28 ...... EUR 2,252 2,110,161
3,552,598
Luxembourg — 0.3%
(b)
CatLuxe SARL, Facility Term Loan
B1, (EURIBOR 3 Month + 4.50%),
4.80%
,
 10/02/24 ............ 1,781 1,188,892
CatLuxe SARL, Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.80%
,
 10/02/24 ............ 4,496 3,001,465
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 05/05/28 ............ USD 1,441 1,390,645
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 9.25%), 0.00% -
15.00%
,
 01/01/38
(g)
.......... 4,340 4,318,573
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3
Month + 11.50%), 0.00% -
15.00%
,
 01/01/28
(g)
.......... 498 487,307
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 11.50%), 0.00% -
15.00%
,
 01/01/28
(g)
.......... 3,231 3,162,721
13,549,603
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 2 . 9 0%),
0.00% - 15.00%
,
 01/01/28
(g)
..... EUR 5,188 4,690,035
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ 3,032 2,706,508
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.76%
,
 01/31/29 ............ 9,179 8,057,558
15,454,101
Spain — 0.1%
Challenger, Term Loan, (EURIBOR
1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(b)(g)
......... 6,353 6,117,698
Sweden — 0.0%
Unique BidCo AB, Term Loan B,
(EURIBOR 3 Month + 5.25%),
6.24%
,
 03/11/29
(b)
........... 2,156 1,914,895

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom — 0.2%
(b)
Constellation Automotive Ltd., Facility
2nd Lien Term Loan, (LIBOR GBP 6
Month + 7.50%), 9.69%
,
 07/27/29 GBP 918 $ 775,700
Mercia, Term Loan A1, (LIBOR
GBP 1 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(g)
.......... 2,412 2,676,446
Mercia, Term Loan A2, (LIBOR
GBP 1 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(g)
.......... 4,976 5,521,302
Mercia, Term Loan B1, (LIBOR
GBP 1 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(g)
.......... 280 310,875
9,284,323
United States — 2.2%
(b)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
7.13% - 7.92%
,
 05/17/28 ...... USD 1,285 943,446
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 7.74%
,
 02/02/26
(g)
..... 2,459 2,188,210
Altar BidCo , Inc., 1st Lien Term Loan,
(SOFR 12 Month + 3.10%), 4.95% -
5.50%
,
 02/01/29 ............ 2,116 1,974,942
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 8.55%
,
 12/30/27 ...... 2,485 2,286,484
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
7.07%
,
 12/15/27 ............ 408 218,360
Avaya, Inc., Term Loan B3, (SOFR 1
Month + 10.00%), 12.85%
,
 12/15/27 280 174,650
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.50%), 7.75%
,
 03/01/24 ...... 497 495,275
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.80%
,
 04/05/28 ...... 592 459,940
CML ST Regis Aspen, Term Loan,
(LIBOR USD 3 Month + 2 . 9 0%),
0.00% - 15.00%
,
 01/01/28
(g)
..... 3,815 3,670,299
CML Trigrams, Term Loan, (LIBOR
USD 1 Month + 2 . 9 0%), 0.00% -
15.00%
,
 09/15/24
(g)
.......... 13,174 13,059,736
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
8.12%
,
 08/02/27 ............ 1,297 1,205,032
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
8.37%
,
 12/21/28 ............ 812 728,290
DS Parent, Inc., Term Loan B, (LIBOR
USD 3 Month + 5.75%), 9.42% -
9.92%
,
 12/10/28 ............ 1,254 1,201,195
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
10.62%
,
 05/01/28 ........... 1,662 1,637,158
Emerald Technologies US
Acquisitionco , Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
9.38%
,
 12/29/27 ............ 982 934,445
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 7.44%
,
 05/01/28 1,885 1,748,264
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Brands, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(g)
.......... USD 4,761 $ 4,760,881
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.80%
,
 08/31/27 ............ 2,772 1,914,977
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(g)
..... 3,503 3,464,243
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 4.83%
,
 06/22/26 ...... 4,434 4,282,215
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(g)
..... 604 531,661
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.88%
,
 10/27/28 ............ 1,861 1,801,448
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 04/26/28 ............ 911 861,332
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 10/04/28
(g)
........... 470 458,104
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 3 Month + 6.00%),
8.94%
,
 12/22/26 ............ 430 407,216
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.12%
,
 12/17/27 ...... 3,312 2,883,227
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 10.57%
,
 09/03/26 ...... 780 702,075
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
9.65%
,
 01/24/30 ............ 119 107,647
OD Intermediate SUBI Holdco II
LLC, Term Loan, (LIBOR USD
1 Month + 1 0.00%), 0.00% -
10.00%
,
 04/01/26
(g)
.......... 13,917 13,262,631
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 9.34%
,
 11/20/28
(g)
..... 1,593 1,481,227
ProFrac Holdings II LLC, Term
Loan, (SOFR 3 Month + 7.25%),
11.10%
,
 03/04/25
(g)
.......... 1,351 1,384,506
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 03/10/28 2,907 2,705,545
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 7.53%
,
 04/27/28 ...... 3,193 2,352,884
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 10.52%
,
 04/27/29 ...... 1,749 1,382,977
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 6.81%
,
 03/16/27 ...... 1,778 1,647,682
Sheraton Austin, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(g)
.......... 3,499 3,377,237
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/03/28 ............ 939 689,347

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Sonder Corp., Term Loan,
10.00%
,
 01/19/27
(g)
.......... USD 4,601 $ 4,118,005
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 06/08/28 276 261,874
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 7.60%
,
 10/06/28 ...... 538 418,261
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 01/01/38
(g)
..... 4,581 4,479,809
Vaco Holdings LLC, Term Loan, (SOFR
3 Month + 5.00%), 8.70%
,
 01/21/29 975 942,853
93,605,590
Total Floating Rate Loan Interests — 3.7%
(Cost: $183,248,268) ............................. 162,225,922
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic
1.00%, 07/09/29 ............ 875 167,635
0.50%, 07/09/30
(p)
........... 8,318 1,663,530
1.50%, 07/09/35
(p)
........... 10,268 1,863,647
3.88%, 01/09/38
(p)
........... 3,485 813,013
4,507,825
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 3,467 2,599,343
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 32,542 21,079,093
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... USD 273 223,229
Philippines — 0.0%
Republic of the Philippines, 2.65%
,
12/10/45 ................. 467 288,424
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 5,692 5,231,119
Total Foreign Government Obligations — 0.8%
(Cost: $55,269,813) .............................. 33,929,033
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(e)
................... 46,596 5,643,242
Industrial Select Sector SPDR Fund
(e)
28,211 2,336,999
Invesco QQQ Trust 1, Series 1
(e)
.... 35,000 9,354,100
iShares 0-5 Year TIPS Bond ETF
(f)
.. 45,255 4,349,458
iShares China Large-Cap ETF
(e)(f)
... 82,636 2,136,967
iShares iBoxx $ High Yield Corporate
Bond ETF
(e)(f)
............... 65,388 4,668,049
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(e)(f)
....... 177,568 18,191,841
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(f)
......... 292,462 23,221,483
iShares Latin America 40 ETF
(e)(f)
... 86,975 2,063,047
Security
Shares
Shares Value
iShares MSCI Brazil ETF
(e)(f)
....... 98,551 $ 2,920,066
iShares MSCI Emerging Markets ETF
(e)
(f)
....................... 12,710 443,325
iShares Nasdaq Biotechnology ETF
(f)
4,626 541,057
KraneShares Bosera MSCI China A
ETF ..................... 35,158 1,066,694
KraneShares CSI China Internet ETF
(e)
259,680 6,398,515
SPDR Bloomberg Barclays High Yield
Bond ETF
(e)
............... 33,155 2,912,667
SPDR Gold Shares
( i )(j)
........... 62,317 9,638,570
United States Oil Fund LP
( e ) (j)
...... 51,373 3,353,630
VanEck Vectors Semiconductor ETF
(e)
6,571 1,216,423
Total Investment Companies — 2.3%
(Cost: $116,571,350) ............................. 100,456,133
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
United States — 0.9%
Connecticut Avenue Securities Trust
(a)(b)
Series 2021-R01, Class 1B1, (30-
Day Average SOFR + 3.10%),
5.38%, 10/25/41 .......... USD 894 810,245
Series 2022-R01, Class 1B1, (30-
Day Average SOFR + 3.15%),
5.43%, 12/25/41 .......... 413 356,878
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
(a)(b)
Series 2021-DNA6, Class B1, (30-
Day Average SOFR + 3.40%),
5.68%, 10/25/41 .......... 1,517 1,356,621
Series 2022-DNA1, Class B1, (30-
Day Average SOFR + 3.40%),
5.68%, 01/25/42 .......... 482 417,174
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA6, Class B1, (30-
Day Average SOFR + 3.00%),
5.28%, 12/25/50 .......... 578 534,137
Series 2021-DNA3, Class B1, (30-
Day Average SOFR + 3.50%),
5.78%, 10/25/33 .......... 1,427 1,314,281
Series 2021-HQA1, Class B1, (30-
Day Average SOFR + 3.00%),
5.28%, 08/25/33 .......... 1,056 860,834
Series 2021-HQA1, Class B2, (30-
Day Average SOFR + 5.00%),
7.28%, 08/25/33 .......... 474 366,750
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B1, (30-Day Average
SOFR + 3.40%), 5.68%, 08/25/33
(a)
(b)
...................... 620 558,210
Federal Home Loan Mortgage Corp.,
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA7, Class
B1, (30-Day Average SOFR +
3.65%), 5.93%, 11/25/41
(a)(b)
.... 1,500 1,320,435
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 15,826 12,567,201

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... USD 6,305 $ 5,392,806
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,583,986
MCM, Series 2021-VFN1,  3.00%,
08/28/28
(g)
................ 1,451 968,515
MCM Trust, Series 2021-VFN1,  3.00%,
08/25/28
(g)
................ 2,701 2,644,014
TVC DSCR,   2.38%, 02/01/51
(g)
.... 6,617 6,401,100
TVC Holding,   2.38%, 02/01/51
(g)
... 1,654 2,115,062
39,568,249
Commercial Mortgage-Backed Securities — 2.7%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1 Month CME Term SOFR
+ 2.25%), 5.27%, 01/19/37
(a)(b)
... 1,745 1,724,839
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1 Month CME Term SOFR +
3.37%), 6.22%, 12/15/34
(a)(b)
.... 1,913 1,841,018
United States — 2.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,036,348
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 5.92%, 04/15/34
(a)
(b)
...................... 1,364 1,252,305
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)(g)
.......... 428 275,882
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.72%, 04/14/33
(a)(b)
.... 255 227,328
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 4.13%,
11/25/35 ............... 122 108,141
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.51%), 3.59%,
10/25/36 ............... 140 129,454
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (LIBOR USD 1
Month + 2.63%), 5.44%, 08/15/36
(a)
(b)
...................... 435 410,939
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 3.92%,
04/15/36 ............... 1,204 1,126,684
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 4.17%,
04/15/36 ............... 1,500 1,388,174
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 4.42%,
04/15/36 ............... 1,378 1,258,871
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/36 ............... 1,194 1,082,929
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 5.72%,
04/15/36 ............... 1,141 1,045,611
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 6.62%,
04/15/36 ............... USD 1,291 $ 1,182,900
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 7.72%,
04/15/36 ............... 915 839,859
BHMS
(a)(b)
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 4.07%,
07/15/35 ............... 1,722 1,662,523
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 4.72%,
07/15/35 ............... 653 621,399
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1
Month CME Term SOFR + 1.77%),
4.61%, 05/15/39
(a)(b)
.......... 554 542,377
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 893,441
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 5.12%,
10/15/36 ............... 2,197 2,103,094
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 5.47%,
10/15/36 ............... 3,494 3,336,784
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
6.07%, 10/15/37 .......... 350 319,874
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 4.99%,
10/15/36 ............... 2,453 2,301,899
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 5.64%,
12/15/38 ............... 2,905 2,708,098
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 3.73%,
02/15/33
(g)
.............. 4,847 4,605,000
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 4.97%,
02/15/33
(g)
.............. 2,843 2,700,414
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 7.07%,
02/15/33
(g)
.............. 1,877 1,783,068
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 5.62%,
05/15/38 ............... 3,234 2,975,213
Series 2021-XL2, Class A, (LIBOR
USD 1 Month + 0.69%), 3.51%,
10/15/38 ............... 675 647,079
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 5.06%,
10/15/38 ............... 3,400 3,130,151
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,321,195
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 5.06%,
10/15/36 ............... 2,038 1,874,440
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
5.07%, 01/15/34 .......... 824 761,879
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 5.82%,
01/15/34 ............... 1,282 1,170,282

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
5.62%, 06/15/38 .......... USD 4,320 $ 3,950,930
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 4.97%,
12/15/37
(a)(b)
............... 559 534,864
CFCRE Commercial Mortgage Trust
(a)
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 342,547
Series 2018-TAN, Class E, 6.66%,
02/15/33
(b)
.............. 396 383,763
Commercial Mortgage Trust, Series
2014-CR17, Class C, 4.94%,
05/10/47
(b)
................ 352 330,527
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 5.17%, 12/15/31
(a)
(b)
...................... 437 403,498
Credit Suisse Mortgage Capital
Certificates
Series 2015-RPL1,  3.95%,
02/15/24
(b)
.............. 2,798 2,732,300
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 4.25%,
05/15/36
(a)(b)
............. 471 458,392
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 4.42%,
05/15/36
(a)(b)
............. 1,569 1,521,642
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 4.97%,
05/15/36
(a)(b)
............. 1,393 1,345,699
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 5.47%,
05/15/36
(a)(b)
............. 2,083 1,995,465
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)(g)
............. 1,074 985,559
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
.............. 326 298,529
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,645,727
CSMC Trust, Series 2020-FACT, Class
E, (LIBOR USD 1 Month + 4.86%),
7.68%, 10/15/37
(a)(b)
.......... 438 409,610
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 4.01%,
05/15/35 ............... 480 463,260
Series 2018-BIOD, Class F, (LIBOR
USD 1 Month + 2.00%), 4.70%,
05/15/35 ............... 1,719 1,640,347
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 4.34%,
12/19/30 ............... 562 538,337
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 4.74%,
12/19/30 ............... 447 426,732
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (LIBOR
USD 1 Month + 2.67%), 5.48%,
11/15/38
(a)(b)
............... 1,460 1,339,466
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 5.07%,
07/15/38 ............... USD 3,128 $ 2,994,514
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 5.67%,
07/15/38 ............... 2,187 2,076,634
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 5.17%,
02/15/38
(a)(b)
............... 270 254,347
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 5.75%,
11/15/36 ............... 2,822 2,610,561
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
3.97%, 05/15/26 .......... 381 356,065
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 969,881
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 265,304
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 5.27%,
04/15/38 ............... 1,975 1,856,180
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 5.77%,
04/15/38 ............... 2,076 1,930,108
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.50%),
5.13%, 07/05/33 .......... 438 430,010
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 5.82%,
07/15/36 ............... 1,629 1,498,747
Series 2022-NXSS, Class A, (1
Month CME Term SOFR +
2.18%), 5.13%, 08/15/39 .... 429 425,855
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 575,591
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 5.17%, 03/15/38
(a)(b)
.... 3,874 3,551,254
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
5.57%, 10/15/38
(a)(b)
.......... 344 319,582
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 6.82%,
11/15/38 ............... 3,635 3,344,617
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
8.07%, 11/15/38
(g)
......... 3,909 3,674,757
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 4.92%,
04/15/38 ............... 4,135 3,875,830
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 5.42%,
04/15/38 ............... 3,179 2,950,911

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
MHP, Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
5.57%, 07/15/38
(a)(b)
.......... USD 870 $ 791,139
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, 4.48%, 05/15/48
(b)
......... 176 161,541
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 488,585
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 6.17%,
07/15/38
(a)(b)
............... 414 385,558
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 5.44%,
11/15/38 ............... 2,175 2,022,443
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 5.44%,
11/15/36 ............... 1,014 945,647
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
4.74%, 07/15/36
(a)(b)
.......... 724 669,181
TPGI Trust, Series 2021-DGWD, Class
F, (LIBOR USD 1 Month + 3.00%),
5.82%, 06/15/26
(a)(b)
.......... 918 852,416
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 271,327
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 489,385
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 837,985
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 827 720,625
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 590 519,139
113,686,548
117,252,405
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.38%,
02/15/54 ................. 14,167 984,151
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.84%,
12/12/53
(a)
................ 1,487 141,651
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 2.00%,
07/15/53 ............... 8,289 837,031
Series 2021-C59, Class XA, 1.67%,
04/15/54 ............... 6,436 552,378
2,515,211
Total Non-Agency Mortgage-Backed Securities — 3.7%
(Cost: $175,638,595) ............................. 159,335,865
Security
Beneficial Interest (000)
Beneficial Interest (000) Value
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty LP
(g)(q)
.............. USD 7,220 $ 10,465,413
Total Other Interests - 0.2%
(Cost: $7,284,549) ................................ 10,465,413
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)
Prudential Financial, Inc. , (LIBOR USD
3 Month + 3.92%), 5.63%, 06/15/43 1,159 1,141,916
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.53%
(o)
........... 900 683,145
1,825,061
Total Capital Trusts — 0.0%
(Cost: $2,004,138) .............................. 1,825,061
Shares
Shares
Preferred Stocks — 3.4%
Brazil — 0.2%
Neon Payments Ltd.
(g)
........... 10,763 5,391,833
Petroleo Brasileiro SA (Preference) .. 105,550 586,220
5,978,053
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $9,109,778)
(g)(h)
... 83,138 13,817,330
Germany — 0.3%
Caresyntax , Inc.
(g)
............. 8,737 511,726
Dr Ing hc F Porsche AG (Preference) 50,343 4,070,439
Porsche Automobil Holding SE
(Preference) ............... 17,066 961,552
Volkswagen AG (Preference) ...... 1,013 123,781
Volocopter Gmbh , (Acquired 03/03/21,
cost $7,547,351)
(g)(h)
.......... 1,420 7,841,704
13,509,202
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,311)
(g)(h)
............. 1,380 4,009,708
Israel — 0.1%
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $2,474,803)
(g)(h)
... 351,019 2,474,684
Jersey, Channel Islands — 0.1%
(g)(h)
Loadsmart , Inc., Series C (Acquired
10/05/20, cost $2,878,751) ..... 336,696 5,043,706
Loadsmart , Inc., Series D (Acquired
01/27/22, cost $596,540) ...... 29,827 446,808
5,490,514
Sweden — 0.0%
Volta Greentech AB, Series C
(g)
.... 6,817 404,869

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
United States — 2.3%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$6,197,921)
(g)(h)
............. 163,645 $ 2,391,776
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 9,335 10,500,941
Aptiv plc, Series A, 5.50%
(m)
....... 31,543 3,002,894
Becton Dickinson and Co., Series B,
6.00%
(e)
.................. 118,085 5,566,527
Boston Scientific Corp., Series A,
5.50% ................... 20,833 2,108,716
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$3,775,369)
(g)(h)
............. 6,990 2,170,395
Cruise, Series G (Acquired 03/25/21,
cost $2,563,091)
(g)(h)
.......... 97,271 1,647,771
Databricks , Inc., Series F (Acquired
08/01/22, cost $3,030,010)
(g)(h)
... 211,650 12,942,398
Databricks , Inc., Series G (Acquired
08/01/22, cost $3,419,476)
(g)(h)
... 57,837 3,536,733
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(g)(h)
... 639,810 4,510,660
Dream Finders Homes, Inc., 9.00%
(g)
8,429 7,775,752
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,122,371)
(g)(h)
... 362,303 1,387,620
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$2,424,735)
(g)(h)
............. 73,351 3,770,975
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$689,703)
(g)(h)
.............. 11,096 570,445
JumpCloud , Inc., Series E-1 (Acquired
10/30/20, cost $3,136,443)
(g)(h)
... 1,719,824 7,722,010
JumpCloud , Inc., Series F (Acquired
09/03/21, cost $677,436)
(g)(h)
.... 113,119 507,904
Lessen, Inc., Series B
(g)
......... 188,594 1,431,428
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$7,673,753)
(g)(h)
............. 671,775 5,401,071
MNTN Digital, Series D (Acquired
11/05/21, cost $1,673,918)
(g)(h)
... 72,889 894,348
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $1,646,873)
(g)(h)
... 239,716 1,191,389
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,167,122)
(g)(h)
............. 242,823 1,335,526
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,355,632)
(g)(h)
... 51,690 1,313,443
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(g)(h)
............. 102,196 1,775,145
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$3,134,751)
(g)(h)
............. 58,878 4,040,797
SambaNova Systems, Inc., Series
D (Acquired 04/9/21, cost
$1,780,353)
(g)(h)
............. 18,737 1,285,920
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $839,659)
(g)(h)
.... 55,904 517,112
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(g)(h)
............. 360,289 2,161,734
Verge Genomics, Series B (Acquired
11/05/21, cost $2,013,552)
(g)(h)
... 378,004 1,856,000
Wells Fargo & Co., Series L, 7.50%
(e)(m)
(o)
...................... 1,367 1,645,868
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$2,397,628)
(g)(h)
............. 152,099 $ 5,536,404
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $449,221)
(d)
(g)(h)
..................... 10,967 449,099
100,948,801
Total Preferred Stocks — 3.4%
(Cost: $132,638,131) ............................. 146,633,161
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 9.18%, 10/30/40
(b)
(e)
...................... 147,134 4,105,039
Total Trust Preferreds — 0.1%
(Cost: $4,078,012) .............................. 4,105,039
Total Preferred Securities — 3.5%
(Cost: $138,720,281) ............................. 152,563,261
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(b)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.47%, 12/25/29 ........ USD 2,207 150,106
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KW09, Class X1,
0.94%, 05/25/29 ............ 15,179 600,627
750,733
Mortgage-Backed Securities — 1.8%
Uniform Mortgage-Backed Securities
4.50% ,  10/25/52 - 11/25/52
(r)
.. 79,855 76,031,929
Total U.S. Government Sponsored Agency Securities
—
1.8%
(Cost: $79,473,393) .............................. 76,782,662
U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 11,058 7,560,612
2.38%, 02/15/42 ............ 7,089 5,431,870
3.25%, 05/15/42
(s)(t)
.......... 17,220 15,283,016
2.25%, 02/15/52
(s)(t)
.......... 34,926 25,375,704
3.00%, 08/15/52 ............ 8,045 6,942,584
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 99,164 96,834,886
0.50%, 04/15/24 ............ 119,921 116,526,038
0.13%, 04/15/27 ............ 12,064 11,123,313
U.S. Treasury Notes
0.13%, 11/30/22
(j)
............ 11,658 11,601,617
1.38%, 09/30/23 ............ 43,910 42,668,170
3.25%, 08/31/24 ............ 122,285 120,078,137
1.88%, 02/15/32 ............ 15,144 12,832,428

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.88%, 05/15/32 ............ USD 24,598 $ 22,741,620
Total U.S. Treasury Obligations — 11.4%
(Cost: $514,934,643) ............................. 494,999,995
Shares
Shares
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)(g)
......... 66,751 9,813
Israel — 0.0%
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50)
(d)
.................. 10,869 5,230
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 1,233 550
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/Exercisable
12/07/20, 1 Share for 1 Warrant,
Expires 12/31/28, Strike Price USD
11.50)
(d)
.................. 34,915 25,481
United States — 0.0%
(d)
Altus Power, Inc. (Issued/Exercisable
01/22/21, 1 Share for 1 Warrant,
Expires 01/12/27, Strike Price USD
11.00) ................... 15,312 46,549
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 180,835
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(g)
.......... 90,780 1,816
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 27,885 1,944
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 71,099
Gores Holdings VIII, Inc. (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 10,979 10,865
Highland Transcend Partners I Corp.
(Issued/Exercisable 03/23/22,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 48,631 1,777
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 4,784
Security
Shares
Shares Value
United States (continued)
Latch, Inc. (Issued/Exercisable
06/04/21, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 $ 2,325
Lightning eMotors , Inc. (Issued/
Exercisable 05/18/25, 1 Share for
1 Warrant, Expires 05/18/25, Strike
Price USD 11.50) ............ 76,842 34,570
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 8,382
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(g)
.......... 77,370 5,416
Rotor Acquisition Corp. (Issued/
Exercisable 01/15/21, 1 Share for
1 Warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 30,984 9,295
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 20,384
Sonder Holdings, Inc. (Issued/
Exercisable 11/19/26, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(g)
.......... 84,405 1,688
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 Share for
1 Warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 21,152 13,114
TPG Pace Beneficial Finance Corp.
(Issued/Exercisable 11/17/20,
1 Share for 1 Warrant, Expires
10/09/27, Strike Price USD 11.50) 16,990 204
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 39,164 13,707
428,754
Total Warrants — 0.0%
(Cost: $1,361,908) .............................. 469,828
Total Long-Term Investments — 88.3%
(Cost: $4,322,243,489) ........................... 3,837,529,675
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 9.4%
(u)
Brazil - 0.4%
Federative Republic of Brazil Treasury
Bills, 8.21%
,
07/01/24 ......... BRL 123 18,651,872
Japan - 9.0%
Japan Treasury Bills
(0.17)%, 10/11/22 ........... JPY 7,660,100 52,927,960
(0.17)%, 10/17/22 ........... 5,239,050 36,200,293
(0.12)%, 11/14/22 ........... 5,066,450 35,011,738
(0.15)%, 11/21/22 ........... 16,663,650 115,157,584
(0.19)%, 11/28/22 ........... 8,984,900 62,093,833
(0.24)%, 01/06/23 ........... 1,634,150 11,295,408

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Japan (continued)
(0.28)%, 01/11/23 ........... JPY 11,059,400 $ 76,444,936
389,131,752
Total Foreign Government Obligations — 9.4%
(Cost: $427,780,564) ............................. 407,783,624
Shares
Shares
Money Market Funds — 7.9%
(f)(v)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79% ...... 194,203,540 194,203,540
SL Liquidity Series, LLC, Money Market
Series, 3.29%
(w)
............. 149,432,494 149,432,494
Total Money Market Funds — 7.9%
(Cost: $343,642,449) ............................. 343,636,034
Par (000)
Pa r (000)
Time Deposits — 0.1%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 0.25%, 07/01/22 .... AUD 1,796 1,149,042
Canada — 0.0%
Royal Bank of Canada,
0.51%, 07/04/22 ............ CAD 2,405 1,740,830
Europe — 0.1%
Citibank NA, (0.78)%, 07/01/22 .... EUR 1,972 1,932,963
Hong Kong — 0.0%
Hong Kong & Shanghai Bank Corp.
Ltd., 0.37%, 07/04/22 ......... HKD 789 100,478
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.36)%, 07/01/22 ........... JPY 15,000 103,641
Norway — 0.0%
Brown Brothers Harriman & Co.,
(1.08)%, 07/01/21 ........... NOK 3 273
United Kingdom — 0.0%
BNP Paribas SA, 0.52%, 07/01/22 .. GBP 473 527,759
Total Time Deposits — 0.1%
(Cost: $5,554,986) .............................. 5,554,986
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 3.97% ,  09/07/23
(u)
USD 21,950 $ 21,153,963
Total U.S. Treasury Obligations — 0.5%
(Cost: $21,155,764) .............................. 21,153,963
Total Short-Term Securities — 17.9%
(Cost: $798,133,763) ............................. 778,128,607
Total Options Purchased — 0.7%
(Cost: $34,472,833 ) .............................. 31,240,236
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 106.9%
(Cost: $5,154,850,085) ........................... 4,646,898,518
Total Options Written — (1.6)%
(Premiums Received — $(28,792,443)) ................ (70,167,820)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
4.50%, 10/25/52
(r)
........... (31,200) (29,720,438)
Total TBA Sale Commitments — (0.7)%
(Proceeds: $(29,841,953)) ......................... (29,720,438)
Investments Sold Short
Shares
Shares
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (7,401) (1,357,744)
Hong Kong — (0.0)%
Techtronic Industries Co. Ltd. ...... (149,000) (1,421,777)
United Kingdom — (0.0)%
Diageo plc .................. (31,620) (1,330,997)
United States — (0.1)%
JM Smucker Co. (The) .......... (11,895) (1,634,492)
Total Common Stocks — (0.1)%
(Proceeds: $(5,920,611)) .......................... (5,745,010)
Total Investments Sold Short — (0.1)%
(Proceeds: $(5,920,611) ) .......................... (5,745,010)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 104.5%
(Cost: $5,090,295,078) ........................... 4,541,265,250
Liabilities in Excess of Other Assets — (4.5)% ............ (195,507,986)
Net Assets — 100.0% .............................. $ 4,345,757,264
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $138,260,635, representing 3.18% of its net assets as of period end, and an original cost of $118,853,780.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Par/Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 412,798,466 $ — $ (218,594,926)
(a)
$ — $ — $ 194,203,540 194,203,540 $ 4,052,684 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 181,656,901 — (32,270,506)
(a)
52,514 (6,415) 149,432,494 149,432,494 935,891
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 1,686,320 — — — 321,000 2,007,320 21,400,000 — —
iShares 0-5 Year TIPS Bond ETF — 4,464,179 — — (114,721) 4,349,458 45,255 — —
iShares China Large-Cap ETF .. 5,014,240 — (1,715,318) (688,906) (473,049) 2,136,967 82,636 12,059 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 2,214,057 26,200,484 (22,579,724) (858,596) (308,172) 4,668,049 65,388 157,150 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,880,061 131,659,693 (114,559,963) 1,058,797 (1,846,747) 18,191,841 177,568 355,142 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 34,040,694 (7,619,426) (411,105) (2,788,680) 23,221,483 292,462 176,501 —
iShares Latin America 40 ETF .. 2,625,338 — (706,822) 83,472 61,059 2,063,047 86,975 95,505 —
iShares MSCI Brazil ETF ..... 3,559,332 — (995,565) 53,160 303,139 2,920,066 98,551 147,740 —
iShares MSCI Emerging Markets
ETF .................. 798,844 — (154,354) (8,255) (192,910) 443,325 12,710 4,599 —
iShares Nasdaq Biotechnology
ETF .................. 908,242 — (154,363) 3,846 (216,668) 541,057 4,626 1,574 —
iShares Russell 2000 ETF
(c)
.... — 34,657,650 (36,802,265) 2,144,615 — — — — —
iShares S&P 500 Value ETF
(c)
.. 10,829,712 — (10,270,992) 1,635,843 (2,194,563) — — — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — (4,254,813) (228,441) (379,835) 13,727,958 14,448,961 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 19,565,791 803,174 (4,628,252) 56,393 347,759 16,144,865 16,144,865 1,330,984 —
Quintis HoldCo Pty. Ltd. ...... 2,216,437 — (435,412) (720,176) (1,060,800) 49 7,642,509 — —
$ 2,173,161 $ (8,549,603) $ 434,051,519 $ 7,269,829 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 4 12/08/22 $ 469 $ (11,663)
Euro-Bund .............................................................. 400 12/08/22 54,291 (2,641,065)
Australia 10 Year Bond ...................................................... 790 12/15/22 59,182 (1,389,802)
MSCI Emerging Markets E-Mini Index ............................................ 176 12/16/22 7,669 (1,052,079)
Russell 2000 E-Mini Index .................................................... 16 12/16/22 1,336 (176,239)
U.S. Treasury 10 Year Note ................................................... 1,545 12/20/22 173,137 (7,804,134)
U.S. Treasury Long Bond .................................................... 134 12/20/22 16,955 (1,248,319)
U.S. Treasury Ultra Bond .................................................... 1,052 12/20/22 143,795 (6,274,813)
U.S. Treasury 2 Year Note .................................................... 705 12/30/22 144,751 (566,033)
3 Month SONIA Index ....................................................... 336 09/19/23 88,327 (1,330,244)
(22,494,391)
Short Contracts
SGX NIFTY 50 Index ....................................................... 201 10/27/22 6,817 32,722
Euro-BTP ............................................................... 141 12/08/22 15,474 (131,416)
Euro- Buxl ............................................................... 53 12/08/22 7,617 853,348
Euro-Schatz ............................................................. 281 12/08/22 29,513 252,132
Japan 10 Year Bond ........................................................ 42 12/13/22 43,036 45,977
SPI 200 Index ............................................................ 20 12/15/22 2,075 133,629
DAX Index .............................................................. 17 12/16/22 5,000 610,516
EURO STOXX 50 Index ..................................................... 895 12/16/22 28,729 2,862,351
FTSE 100 Index .......................................................... 49 12/16/22 3,744 372,897
NASDAQ 100 E-Mini Index ................................................... 690 12/16/22 152,290 20,583,770
S&P 500 E-Mini Index ...................................................... 285 12/16/22 51,321 1,161,181
U.S. Treasury 10 Year Ultra Note ............................................... 4,469 12/20/22 529,716 23,897,876
Long Gilt ............................................................... 56 12/28/22 6,028 851,594
U.S. Treasury 5 Year Note .................................................... 1,261 12/30/22 135,489 613,167
52,139,744
$ 29,645,353
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 55,742,327 JPY 7,660,100,000 JPMorgan Chase Bank NA 10/11/22 $ 2,781,796
USD 38,143,704 JPY 5,239,050,000 JPMorgan Chase Bank NA 10/17/22 1,900,721
MXN 239,105,456 USD 11,514,839 Deutsche Bank AG 10/20/22 321,922
MXN 13,026,851 USD 627,449 Morgan Stanley & Co. International plc 10/20/22 17,436
USD 31,906,070 CNY 215,043,722 Deutsche Bank AG 10/20/22 1,777,948
USD 21,581,512 HKD 169,041,511 Deutsche Bank AG 10/20/22 37,866
USD 11,248,534 NOK 111,389,797 Deutsche Bank AG 10/20/22 1,017,867
USD 37,770,746 JPY 5,066,450,000 HSBC Bank plc 11/14/22 2,619,402
USD 44,285,909 EUR 44,156,627 Bank of America NA 11/18/22 870,959
USD 21,446,651 HKD 167,906,966 JPMorgan Chase Bank NA 11/18/22 34,847
USD 123,495,884 JPY 16,663,650,000 HSBC Bank plc 11/21/22 7,789,430
USD 66,255,927 JPY 8,984,900,000 HSBC Bank plc 11/28/22 3,817,826
USD 10,642,540 BRL 55,098,557 Goldman Sachs International 12/02/22 566,082
DKK 100,476,599 USD 12,973,846 JPMorgan Chase Bank NA 12/15/22 346,822
SEK 49,099,743 USD 4,311,836 Deutsche Bank AG 12/15/22 132,415
SGD 4,195,386 USD 2,909,825 Citibank NA 12/15/22 14,055
SGD 4,132,768 USD 2,872,681 HSBC Bank plc 12/15/22 7,559
SGD 4,195,386 USD 2,902,779 Morgan Stanley & Co. International plc 12/15/22 21,101
USD 20,627,279 INR 1,655,277,232 Citibank NA 12/15/22 477,406
USD 11,489,618 SEK 121,586,055 Deutsche Bank AG 12/15/22 484,287
USD 19,495,766 CNY 136,564,468 HSBC Bank plc 12/21/22 335,736
USD 5,890,229 CNY 41,926,061 JPMorgan Chase Bank NA 12/21/22 7,992

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,656,232 JPY 1,634,150,000 Bank of America NA 01/06/23 $ 233,437
USD 77,412,973 JPY 11,059,400,000 HSBC Bank plc 01/11/23 55,221
25,670,133
JPY 11,067,650,311 USD 76,554,839 HSBC Bank plc 10/05/22 (76,868)
IDR 78,555,979,861 USD 5,187,610 HSBC Bank plc 10/19/22 (58,140)
AUD 14,720,780 USD 10,172,945 JPMorgan Chase Bank NA 10/20/22 (755,039)
AUD 21,350,599 USD 14,483,689 Morgan Stanley & Co. International plc 10/20/22 (824,227)
CAD 12,091,272 USD 9,219,487 BNP Paribas SA 10/20/22 (466,625)
CAD 34,004,517 USD 26,308,379 Deutsche Bank AG 10/20/22 (1,692,538)
CNY 53,453,287 USD 7,662,023 Bank of America NA 10/20/22 (173,094)
JPY 4,309,746,090 EUR 30,578,750 JPMorgan Chase Bank NA 10/20/22 (179,506)
MXN 212,175,552 USD 10,513,823 Goldman Sachs International 10/20/22 (10,210)
AUD 76,473,601 USD 53,729,511 Barclays Bank plc 11/18/22 (4,782,468)
CHF 68,396,420 USD 72,538,976 JPMorgan Chase Bank NA 11/18/22 (2,922,143)
EUR 149,361,731 USD 150,248,940 BNP Paribas SA 11/18/22 (3,395,963)
EUR 22,117,136 USD 22,634,195 Deutsche Bank AG 11/18/22 (888,549)
GBP 12,967,115 USD 15,680,149 JPMorgan Chase Bank NA 11/18/22 (1,191,213)
JPY 2,993,324,897 USD 20,985,285 HSBC Bank plc 11/18/22 (207,863)
JPY 8,257,032,680 USD 61,837,055 Morgan Stanley & Co. International plc 11/18/22 (4,522,910)
JPY 24,858,183,517 USD 173,485,752 UBS AG 11/18/22 (938,836)
NOK 209,907,744 CHF 20,464,152 UBS AG 11/18/22 (1,537,333)
KRW 24,356,865,934 USD 18,388,855 UBS AG 11/23/22 (1,477,932)
BRL 83,664,274 USD 15,905,151 JPMorgan Chase Bank NA 12/02/22 (604,577)
CHF 9,128,317 USD 9,386,164 Citibank NA 12/15/22 (65,233)
DKK 25,434,998 USD 3,447,533 Morgan Stanley & Co. International plc 12/15/22 (75,493)
GBP 8,224,023 EUR 9,434,790 UBS AG 12/15/22 (106,476)
NZD 4,271,046 USD 2,574,748 Deutsche Bank AG 12/15/22 (183,471)
PLN 10,749,307 USD 2,256,324 Morgan Stanley & Co. International plc 12/15/22 (114,257)
ZAR 38,715,425 USD 2,208,398 Morgan Stanley & Co. International plc 12/15/22 (83,258)
CNY 44,301,718 USD 6,295,451 JPMorgan Chase Bank NA 12/21/22 (79,908)
CNY 32,324,882 USD 4,625,373 Morgan Stanley & Co. International plc 12/21/22 (90,184)
EUR 4,540,087 USD 4,517,614 Barclays Bank plc 12/21/22 (39,903)
EUR 6,810,130 USD 6,776,338 JPMorgan Chase Bank NA 12/21/22 (59,772)
USD 7,625,917 CNY 54,859,166 Bank of America NA 12/21/22 (70,838)
USD 37,399 CNY 270,336 Deutsche Bank AG 12/21/22 (529)
USD 6,670,801 EUR 6,804,530 BNP Paribas SA 12/21/22 (40,242)
USD 6,637,808 EUR 6,785,363 JPMorgan Chase Bank NA 12/21/22 (54,330)
USD 6,383,863 GBP 5,958,987 Bank of America NA 12/21/22 (277,792)
USD 53,301 GBP 49,790 Morgan Stanley & Co. International plc 12/21/22 (2,360)
(28,050,080)
$ (2,379,947)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
GBP Currency ............... Down and Out HSBC Bank plc 12/23/22 USD 1.00 USD 0.96 GBP 848 $ 12,113
GBP Currency ............... One-Touch HSBC Bank plc 12/23/22 USD 1.03 USD 1.03 GBP 848 139,068
$ 151,181
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 1,778 10/07/22 USD 295.00 USD 47,519 $ 15,113

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco QQQ Trust 1 ......................... 708 10/14/22 USD 295.00 USD 18,922 $ 37,524
CBOE Volatility Index ......................... 90 10/19/22 USD 35.00 USD 285 20,238
Eli Lilly & Co. .............................. 59 10/21/22 USD 330.00 USD 1,908 42,923
Invesco DB Agriculture Fund
(a)
................... 1,180 10/21/22 USD 23.00 USD 2,362 8,850
Microsoft Corp. ............................. 126 10/21/22 USD 270.00 USD 2,935 4,221
Microsoft Corp. ............................. 161 10/21/22 USD 290.00 USD 3,750 1,288
SPDR S&P 500 ETF Trust ...................... 914 10/21/22 USD 430.00 USD 32,646 2,285
Tesla, Inc. ................................. 30 10/21/22 USD 316.67 USD 796 8,145
Tesla, Inc. ................................. 180 10/21/22 USD 320.00 USD 4,775 42,750
Visa, Inc. ................................. 118 10/21/22 USD 220.00 USD 2,096 885
Walt Disney Co. (The) ........................ 196 10/21/22 USD 130.00 USD 1,849 686
SPDR S&P 500 ETF Trust ...................... 1,401 10/24/22 USD 400.00 USD 50,041 40,629
Abbott Laboratories .......................... 249 11/18/22 USD 110.00 USD 2,409 14,567
Alphabet, Inc. .............................. 431 11/18/22 USD 117.50 USD 4,144 23,705
Alphabet, Inc. .............................. 470 11/18/22 USD 107.50 USD 4,519 89,300
Apple, Inc. ................................ 295 11/18/22 USD 170.00 USD 4,077 15,635
Aptiv plc .................................. 166 11/18/22 USD 100.00 USD 1,298 16,600
BNP Paribas SA ............................ 757 11/18/22 EUR 52.00 EUR 3,301 18,177
Dynatrace , Inc. ............................. 272 11/18/22 USD 45.00 USD 947 12,920
Eli Lilly & Co. .............................. 202 11/18/22 USD 330.00 USD 6,532 274,720
Generac Holdings, Inc. ........................ 101 11/18/22 USD 300.00 USD 1,799 4,293
LGF Bancorp, Inc. ........................... 100 11/18/22 USD 12.50 USD 70 2,250
Lululemon Athletica , Inc. ....................... 156 11/18/22 USD 350.00 USD 4,361 26,130
Microsoft Corp. ............................. 178 11/18/22 USD 280.00 USD 4,146 21,271
Societe Generale SA ......................... 1,182 11/18/22 EUR 26.00 EUR 2,413 8,109
SPDR Gold Shares
(a)
......................... 562 11/18/22 USD 170.00 USD 8,692 30,629
SPDR S&P 500 ETF Trust ...................... 644 11/18/22 USD 410.00 USD 23,002 47,978
Tesla, Inc. ................................. 72 11/18/22 USD 320.00 USD 1,910 54,540
Tesla, Inc. ................................. 83 11/18/22 USD 300.00 USD 2,202 103,335
Tesla, Inc. ................................. 110 11/18/22 USD 310.00 USD 2,918 109,175
Walt Disney Co. (The) ........................ 213 11/18/22 USD 120.00 USD 2,009 8,627
Western Digital Corp. ......................... 178 11/18/22 USD 65.00 USD 579 1,691
Alphabet, Inc. .............................. 389 12/16/22 USD 115.00 USD 3,740 52,515
Amazon.com, Inc. ........................... 361 12/16/22 USD 135.00 USD 4,079 89,528
Apple, Inc. ................................ 292 12/16/22 USD 165.00 USD 4,035 48,618
Charles Schwab Corp. (The) .................... 331 12/16/22 USD 80.00 USD 2,379 65,373
Crowdstrike Holdings, Inc. ...................... 97 12/16/22 USD 195.00 USD 1,599 74,205
Domino's Pizza, Inc. .......................... 55 12/16/22 USD 370.00 USD 1,706 26,125
Energy Select Sector SPDR Fund ................ 359 12/16/22 USD 75.00 USD 2,586 160,653
General Motors Co. .......................... 359 12/16/22 USD 43.00 USD 1,152 11,668
HCA Healthcare, Inc. ......................... 140 12/16/22 USD 230.00 USD 2,573 28,350
iShares China Large-Cap ETF ................... 3,191 12/16/22 USD 30.00 USD 8,252 127,640
LVMH Moet Hennessy Louis Vuitton SE ............ 42 12/16/22 EUR 680.00 EUR 2,564 47,336
Microsoft Corp. ............................. 180 12/16/22 USD 270.00 USD 4,192 58,950
Palo Alto Networks, Inc. ....................... 97 12/16/22 USD 190.00 USD 1,589 41,225
Salesforce, Inc. ............................. 305 12/16/22 USD 165.00 USD 4,387 144,875
SAP SE .................................. 171 12/16/22 USD 100.00 USD 1,389 9,833
Shell plc .................................. 833 12/16/22 USD 55.00 USD 4,145 116,620
Siemens AG ............................... 388 12/16/22 EUR 110.00 EUR 3,927 138,414
SPDR Gold Shares
(a)
......................... 478 12/16/22 USD 170.00 USD 7,393 56,643
SPDR S&P 500 ETF Trust ...................... 911 12/16/22 USD 435.00 USD 32,539 41,451
Tesla, Inc. ................................. 199 12/16/22 USD 300.00 USD 5,278 352,230
Visa, Inc. ................................. 166 12/16/22 USD 210.00 USD 2,949 25,647
Walt Disney Co. (The) ........................ 213 12/16/22 USD 120.00 USD 2,009 16,827
Abbott Laboratories .......................... 246 01/20/23 USD 125.00 USD 2,380 7,380
Abbott Laboratories .......................... 416 01/20/23 USD 115.00 USD 4,025 39,104
Adobe, Inc. ................................ 44 01/20/23 USD 480.00 USD 1,211 1,936
Align Technology, Inc. ......................... 63 01/20/23 USD 290.00 USD 1,305 36,225
Alphabet, Inc. .............................. 420 01/20/23 USD 125.00 USD 4,038 38,850
Booking Holdings, Inc. ........................ 15 01/20/23 USD 2,600.00 USD 2,465 7,650
Dexcom , Inc. .............................. 305 01/20/23 USD 100.00 USD 2,456 96,075
Dynatrace , Inc. ............................. 273 01/20/23 USD 45.00 USD 950 31,395
Eli Lilly & Co. .............................. 86 01/20/23 USD 340.00 USD 2,781 152,220
Eli Lilly & Co. .............................. 86 01/20/23 USD 320.00 USD 2,781 234,350

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Freeport-McMoRan, Inc. ....................... 831 01/20/23 USD 35.00 USD 2,271 $ 100,551
Humana, Inc. .............................. 41 01/20/23 USD 500.00 USD 1,989 116,030
Humana, Inc. .............................. 69 01/20/23 USD 550.00 USD 3,348 73,830
Intuit, Inc. ................................. 46 01/20/23 USD 450.00 USD 1,782 71,300
Marathon Oil Corp. .......................... 1,135 01/20/23 USD 24.00 USD 2,563 271,265
Otis Worldwide Corp. ......................... 286 01/20/23 USD 85.00 USD 1,825 15,730
Salesforce, Inc. ............................. 150 01/20/23 USD 200.00 USD 2,158 18,300
Salesforce, Inc. ............................. 150 01/20/23 USD 210.00 USD 2,158 11,025
ServiceNow , Inc. ............................ 51 01/20/23 USD 550.00 USD 1,926 17,850
SPDR S&P 500 ETF Trust ...................... 637 01/20/23 USD 430.00 USD 22,752 78,033
TE Connectivity Ltd. .......................... 194 01/20/23 USD 135.00 USD 2,141 30,555
Tractor Supply Co. ........................... 111 01/20/23 USD 210.00 USD 2,063 65,490
Visa, Inc. ................................. 194 01/20/23 USD 210.00 USD 3,446 51,895
Walt Disney Co. (The) ........................ 318 01/20/23 USD 120.00 USD 3,000 41,658
XPO Logistics, Inc. .......................... 191 01/20/23 USD 57.50 USD 850 30,560
4,483,172
Put
U.S. Treasury 10 Year Note ..................... 25 10/07/22 USD 111.50 USD 25 12,109
Apple, Inc. ................................ 626 10/21/22 USD 155.00 USD 8,651 1,068,895
Carnival Corp. .............................. 207 10/21/22 USD 5.00 USD 146 1,863
Consumer Staples Select Sector SPDR Fund ......... 2,021 10/21/22 USD 70.00 USD 13,486 702,298
Dollar Tree, Inc. ............................. 146 10/21/22 USD 130.00 USD 1,987 36,719
EQT Corp. ................................ 725 10/21/22 USD 30.00 USD 2,954 12,688
Ford Motor Co. ............................. 442 10/21/22 USD 10.00 USD 495 8,619
Intel Corp. ................................ 1,379 10/21/22 USD 28.00 USD 3,554 339,924
Invesco QQQ Trust 1 ......................... 107 10/21/22 USD 250.00 USD 2,860 32,849
Invesco QQQ Trust 1 ......................... 108 10/21/22 USD 255.00 USD 2,886 45,360
Invesco QQQ Trust 1 ......................... 1,518 10/21/22 USD 268.00 USD 40,570 1,321,419
iShares China Large-Cap ETF ................... 1,847 10/21/22 USD 28.00 USD 4,776 432,198
iShares iBoxx $ High Yield Corporate Bond ETF ....... 117 10/21/22 USD 69.00 USD 835 6,611
iShares Russell 2000 ETF ...................... 85 10/21/22 USD 160.00 USD 1,402 29,113
iShares Russell 2000 ETF ...................... 116 10/21/22 USD 150.00 USD 1,913 14,616
iShares Russell 2000 ETF ...................... 2,084 10/21/22 USD 164.00 USD 34,369 1,018,034
KB Home ................................. 168 10/21/22 USD 22.00 USD 435 3,360
Netflix, Inc. ................................ 20 10/21/22 USD 185.00 USD 471 6,750
Sabre Corp. ............................... 40 10/21/22 USD 4.50 USD 21 540
Sabre Corp. ............................... 64 10/21/22 USD 5.00 USD 33 1,952
SPDR S&P 500 ETF Trust ...................... 63 10/21/22 USD 350.00 USD 2,250 40,163
SPDR S&P 500 ETF Trust ...................... 103 10/21/22 USD 340.00 USD 3,679 39,089
U.S. Treasury 5 Year Note ...................... 25 10/21/22 USD 106.50 USD 2,500 8,398
VanEck Semiconductor ETF .................... 75 10/21/22 USD 175.00 USD 1,388 28,313
VanEck Semiconductor ETF .................... 90 10/21/22 USD 180.00 USD 1,666 47,925
SPDR S&P 500 ETF Trust ...................... 3,555 10/28/22 USD 355.00 USD 126,977 3,306,150
BHP Group Ltd. ............................. 149 11/18/22 GBP 21.83 GBP 3,806 146,530
Carnival Corp. .............................. 228 11/18/22 USD 5.00 USD 160 6,270
Frontier Communications Parent, Inc. .............. 130 11/18/22 USD 20.00 USD 305 20,475
Invesco Senior Loan ETF ...................... 388 11/18/22 USD 19.00 USD 783 6,790
iShares iBoxx $ High Yield Corporate Bond ETF ....... 171 11/18/22 USD 69.00 USD 1,221 21,119
Rio Tinto plc ............................... 51 11/18/22 GBP 45.62 GBP 2,607 80,257
SPDR S&P 500 ETF Trust ...................... 141 11/18/22 USD 300.00 USD 5,036 30,033
SPDR S&P 500 ETF Trust ...................... 166 11/18/22 USD 365.00 USD 5,929 279,046
SPDR S&P 500 ETF Trust ...................... 868 11/18/22 USD 360.00 USD 31,003 1,257,732
Vertiv Holdings Co. .......................... 40 11/18/22 USD 7.50 USD 39 1,100
Ally Financial, Inc. ........................... 241 12/16/22 USD 20.00 USD 671 9,640
Ford Motor Co. ............................. 205 12/16/22 USD 8.00 USD 230 3,793
iShares iBoxx $ High Yield Corporate Bond ETF ....... 77 12/16/22 USD 70.00 USD 550 16,555
iShares iBoxx $ High Yield Corporate Bond ETF ....... 125 12/16/22 USD 62.00 USD 892 6,063
SPDR S&P 500 ETF Trust ...................... 117 12/16/22 USD 345.00 USD 4,179 144,203
SPDR S&P 500 ETF Trust ...................... 138 12/16/22 USD 365.00 USD 4,929 277,380
SPDR S&P 500 ETF Trust ...................... 864 12/16/22 USD 350.00 USD 30,860 1,208,304
Xerox Holdings Corp. ......................... 135 12/16/22 USD 13.00 USD 177 15,188
Xerox Holdings Corp. ......................... 167 12/16/22 USD 11.00 USD 218 7,098

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
ConocoPhillips ............................. 337 01/20/23 USD 70.00 USD 3,449 $ 50,382
Energy Select Sector SPDR Fund ................ 570 01/20/23 USD 65.00 USD 4,105 212,325
EQT Corp. ................................ 570 01/20/23 USD 35.00 USD 2,323 185,250
Exxon Mobil Corp. ........................... 225 01/20/23 USD 75.00 USD 1,964 69,075
Pioneer Natural Resources Co. .................. 100 01/20/23 USD 210.00 USD 2,165 206,500
Valero Energy Corp. .......................... 197 01/20/23 USD 90.00 USD 2,105 101,455
12,928,518
$ 17,411,690
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Goldman Sachs International — 10/27/22 CNH 6.80 USD 22,728 $ 1,076,461
USD Currency ........... Goldman Sachs International — 11/11/22 CNH 7.00 USD 27,807 633,706
S&P 500 Index .......... Barclays Bank plc 4,393 12/16/22 USD 3,849.00 USD 15,752 286,044
1,996,211
Put
EUR Currency ........... Deutsche Bank AG — 10/17/22 USD 0.94 EUR 34,431 68,687
EUR Currency ........... JPMorgan Chase Bank NA — 10/20/22 USD 0.98 EUR 29,421 361,255
GBP Currency ........... Morgan Stanley & Co. International plc — 11/01/22 USD 1.06 GBP 9,257 78,552
USD Currency ........... Citibank NA — 11/14/22 JPY 140.00 USD 8,903 168,364
USD Currency ........... Citibank NA — 11/15/22 JPY 140.00 USD 8,012 155,463
EUR Currency ........... JPMorgan Chase Bank NA — 11/25/22 CHF 0.95 EUR 20,174 147,348
979,669
$ 2,975,880
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 1.00%
Markit CDX North
American Investment
Grade Index Series
39.V1 Quarterly
Goldman Sachs
International 10/19/22 USD 1.25 USD 8,945 $ 8,263
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Bank of America NA 10/19/22 USD 90.00 USD 4,030 —
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 11/16/22 USD 90.00 USD 3,310 24,695
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
Goldman Sachs
International 11/16/22 USD 90.00 USD 2,590 11,913
$ 44,871
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.26% Semi-Annual
Morgan Stanley & Co.
International plc 10/27/22 2.26 % USD 15,013 $ 181
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 391,953 6,663
6,844
Put
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1 day SOFR At Termination
Goldman Sachs
International 02/09/23 3.75 USD 224,283 1,854,970
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 150,217 5,314,904
1-Year Interest Rate Swap
(a)
. 1.00% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 166,336 3,479,896
10,649,770
$ 10,656,614
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
GBP Currency ............... Down and In
Morgan Stanley & Co.
International 11/01/22 USD 1.03 USD 0.98 GBP 9,257 $ (40,632)
GBP Currency ............... One-Touch HSBC Bank 12/23/22 USD 1.00 USD 1.00 GBP 848 (95,428)
(136,060)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 .......................... 1,778 10/07/22 USD 310.00 USD 47,519 $ (2,667)
Invesco QQQ Trust 1 .......................... 708 10/14/22 USD 315.00 USD 18,922 (3,186)
CBOE Volatility Index .......................... 90 10/19/22 USD 55.00 USD 285 (4,487)
ConocoPhillips .............................. 261 10/21/22 USD 125.00 USD 2,671 (6,395)
Costco Wholesale Corp. ........................ 56 10/21/22 USD 580.00 USD 2,645 (448)
Crowdstrike Holdings, Inc. ....................... 144 10/21/22 USD 230.00 USD 2,373 (1,800)
EQT Corp. ................................. 725 10/21/22 USD 42.00 USD 2,954 (145,000)
Invesco DB Agriculture Fund
(a)
.................... 1,180 10/21/22 USD 27.00 USD 2,362 (5,900)
LVMH Moet Hennessy Louis Vuitton SE ............. 35 10/21/22 EUR 750.00 EUR 2,136 (3,567)
Palo Alto Networks, Inc. ........................ 135 10/21/22 USD 213.33 USD 2,211 (3,375)
SPDR S&P 500 ETF Trust ....................... 1,828 10/21/22 USD 440.00 USD 65,293 (2,742)
Alcoa Corp. ................................ 254 11/18/22 USD 65.00 USD 855 (1,397)
Alphabet, Inc. ............................... 431 11/18/22 USD 130.00 USD 4,144 (6,465)
Apple, Inc. ................................. 295 11/18/22 USD 185.00 USD 4,077 (4,425)
BHP Group Ltd. .............................. 75 11/18/22 GBP 26.00 GBP 1,916 (24,429)
Boston Scientific Corp. ......................... 712 11/18/22 USD 45.00 USD 2,758 (14,240)
Microsoft Corp. .............................. 178 11/18/22 USD 305.00 USD 4,146 (4,450)
Rio Tinto plc ................................ 26 11/18/22 GBP 56.00 GBP 1,329 (17,730)
SPDR Gold Shares
(a)
.......................... 562 11/18/22 USD 185.00 USD 8,692 (4,215)
SPDR S&P 500 ETF Trust ....................... 644 11/18/22 USD 430.00 USD 23,002 (13,202)
Tesla, Inc. .................................. 83 11/18/22 USD 350.00 USD 2,202 (27,598)
Tesla, Inc. .................................. 110 11/18/22 USD 360.00 USD 2,918 (27,390)
Alphabet, Inc. ............................... 389 12/16/22 USD 150.00 USD 3,740 (2,918)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ............................ 361 12/16/22 USD 150.00 USD 4,079 $ (30,144)
Apple, Inc. ................................. 292 12/16/22 USD 180.00 USD 4,035 (14,600)
Dexcom , Inc. ............................... 275 12/16/22 USD 110.00 USD 2,215 (26,125)
Energy Select Sector SPDR Fund ................. 359 12/16/22 USD 85.00 USD 2,586 (50,978)
iShares China Large-Cap ETF .................... 3,191 12/16/22 USD 34.00 USD 8,252 (98,921)
Microsoft Corp. .............................. 180 12/16/22 USD 295.00 USD 4,192 (18,990)
Salesforce, Inc. .............................. 305 12/16/22 USD 185.00 USD 4,387 (48,343)
Shell plc ................................... 833 12/16/22 USD 65.00 USD 4,145 (16,660)
SPDR Gold Shares
(a)
.......................... 478 12/16/22 USD 185.00 USD 7,393 (13,623)
Tesla, Inc. .................................. 199 12/16/22 USD 350.00 USD 5,278 (123,380)
UnitedHealth Group, Inc. ........................ 87 12/16/22 USD 600.00 USD 4,394 (21,402)
EQT Corp. ................................. 570 01/20/23 USD 50.00 USD 2,323 (155,325)
Exxon Mobil Corp. ............................ 450 01/20/23 USD 95.00 USD 3,929 (191,250)
Merck & Co., Inc. ............................. 401 01/20/23 USD 100.00 USD 3,453 (29,073)
Valero Energy Corp. ........................... 394 01/20/23 USD 120.00 USD 4,210 (257,085)
(1,423,925)
Put
Alphabet, Inc. ............................... 412 10/21/22 USD 105.00 USD 3,961 (385,220)
Amazon.com, Inc. ............................ 355 10/21/22 USD 120.00 USD 4,012 (320,388)
Apple, Inc. ................................. 283 10/21/22 USD 150.00 USD 3,911 (361,533)
Apple, Inc. ................................. 626 10/21/22 USD 135.00 USD 8,651 (255,095)
Consumer Staples Select Sector SPDR Fund .......... 2,021 10/21/22 USD 65.00 USD 13,486 (154,607)
Costco Wholesale Corp. ........................ 79 10/21/22 USD 490.00 USD 3,731 (193,155)
Dollar Tree, Inc. .............................. 146 10/21/22 USD 120.00 USD 1,987 (13,505)
Equinix , Inc. ................................ 35 10/21/22 USD 590.00 USD 1,991 (110,250)
Home Depot, Inc. (The) ........................ 139 10/21/22 USD 280.00 USD 3,836 (148,035)
Intercontinental Exchange, Inc. ................... 225 10/21/22 USD 90.00 USD 2,033 (56,250)
Intuit, Inc. .................................. 51 10/21/22 USD 390.00 USD 1,975 (93,075)
Intuit, Inc. .................................. 167 10/21/22 USD 370.00 USD 6,468 (172,010)
Intuitive Surgical, Inc. .......................... 107 10/21/22 USD 180.00 USD 2,006 (65,270)
Invesco DB Agriculture Fund
(a)
.................... 1,180 10/21/22 USD 19.00 USD 2,362 (11,800)
Invesco QQQ Trust 1 .......................... 107 10/21/22 USD 200.00 USD 2,860 (1,445)
Invesco QQQ Trust 1 .......................... 108 10/21/22 USD 225.00 USD 2,886 (6,426)
Invesco QQQ Trust 1 .......................... 1,518 10/21/22 USD 245.00 USD 40,570 (336,996)
iShares China Large-Cap ETF .................... 1,847 10/21/22 USD 25.00 USD 4,776 (101,585)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 116 10/21/22 USD 68.00 USD 828 (4,292)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 155 10/21/22 USD 65.00 USD 1,107 (1,705)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 973 10/21/22 USD 70.00 USD 6,946 (80,759)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,566 10/21/22 USD 72.00 USD 11,180 (264,654)
iShares Russell 2000 ETF ....................... 85 10/21/22 USD 140.00 USD 1,402 (3,825)
iShares Russell 2000 ETF ....................... 2,084 10/21/22 USD 152.00 USD 34,369 (323,020)
Mastercard , Inc. ............................. 69 10/21/22 USD 290.00 USD 1,962 (83,145)
Microsoft Corp. .............................. 126 10/21/22 USD 230.00 USD 2,935 (84,735)
Microsoft Corp. .............................. 332 10/21/22 USD 250.00 USD 7,732 (613,370)
Netflix, Inc. ................................. 20 10/21/22 USD 150.00 USD 471 (1,280)
SPDR S&P 500 ETF Trust ....................... 63 10/21/22 USD 325.00 USD 2,250 (10,868)
SPDR S&P 500 ETF Trust ....................... 103 10/21/22 USD 310.00 USD 3,679 (9,116)
Tesla, Inc. .................................. 30 10/21/22 USD 233.33 USD 796 (21,375)
Tesla, Inc. .................................. 561 10/21/22 USD 240.00 USD 14,881 (492,278)
UnitedHealth Group, Inc. ........................ 89 10/21/22 USD 480.00 USD 4,495 (51,398)
VanEck Semiconductor ETF ..................... 75 10/21/22 USD 140.00 USD 1,388 (1,575)
VanEck Semiconductor ETF ..................... 90 10/21/22 USD 170.00 USD 1,666 (23,445)
Visa, Inc. .................................. 115 10/21/22 USD 180.00 USD 2,043 (75,325)
Visa, Inc. .................................. 118 10/21/22 USD 185.00 USD 2,096 (111,805)
Walt Disney Co. (The) ......................... 196 10/21/22 USD 110.00 USD 1,849 (307,720)
SPDR S&P 500 ETF Trust ....................... 701 10/24/22 USD 330.00 USD 25,038 (169,993)
SPDR S&P 500 ETF Trust ....................... 3,555 10/28/22 USD 325.00 USD 126,977 (865,643)
Abbott Laboratories ........................... 249 11/18/22 USD 95.00 USD 2,409 (95,865)
Alcoa Corp. ................................ 254 11/18/22 USD 45.00 USD 855 (305,435)
Alphabet, Inc. ............................... 431 11/18/22 USD 95.00 USD 4,144 (221,965)
Alphabet, Inc. ............................... 470 11/18/22 USD 90.00 USD 4,519 (157,450)
Apple, Inc. ................................. 295 11/18/22 USD 135.00 USD 4,077 (205,763)
Aptiv plc ................................... 166 11/18/22 USD 82.50 USD 1,298 (145,250)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
BHP Group Ltd. .............................. 149 11/18/22 GBP 19.60 GBP 3,806 $ (58,799)
BNP Paribas SA ............................. 757 11/18/22 EUR 45.00 EUR 3,301 (245,568)
Dynatrace , Inc. .............................. 272 11/18/22 USD 35.00 USD 947 (84,320)
Eli Lilly & Co. ............................... 92 11/18/22 USD 270.00 USD 2,975 (23,368)
Generac Holdings, Inc. ......................... 101 11/18/22 USD 220.00 USD 1,799 (470,660)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 171 11/18/22 USD 63.00 USD 1,221 (4,959)
Lululemon Athletica , Inc. ........................ 156 11/18/22 USD 290.00 USD 4,361 (378,300)
Microsoft Corp. .............................. 178 11/18/22 USD 220.00 USD 4,146 (138,840)
Northrop Grumman Corp. ....................... 49 11/18/22 USD 430.00 USD 2,305 (47,285)
Rio Tinto plc ................................ 51 11/18/22 GBP 41.65 GBP 2,607 (36,859)
Societe Generale SA .......................... 1,182 11/18/22 EUR 21.00 EUR 2,413 (187,085)
SPDR S&P 500 ETF Trust ....................... 139 11/18/22 USD 350.00 USD 4,965 (147,827)
SPDR S&P 500 ETF Trust ....................... 141 11/18/22 USD 250.00 USD 5,036 (8,883)
SPDR S&P 500 ETF Trust ....................... 322 11/18/22 USD 340.00 USD 11,501 (247,618)
SPDR S&P 500 ETF Trust ....................... 868 11/18/22 USD 330.00 USD 31,003 (479,136)
Tesla, Inc. .................................. 83 11/18/22 USD 220.00 USD 2,202 (83,000)
Tesla, Inc. .................................. 182 11/18/22 USD 240.00 USD 4,828 (291,200)
Walt Disney Co. (The) ......................... 427 11/18/22 USD 95.00 USD 4,028 (261,538)
Air Products and Chemicals, Inc. .................. 94 12/16/22 USD 220.00 USD 2,188 (74,260)
Alphabet, Inc. ............................... 389 12/16/22 USD 90.00 USD 3,740 (167,270)
Amazon.com, Inc. ............................ 361 12/16/22 USD 100.00 USD 4,079 (164,255)
Apple, Inc. ................................. 292 12/16/22 USD 130.00 USD 4,035 (189,070)
Charles Schwab Corp. (The) ..................... 331 12/16/22 USD 65.00 USD 2,379 (83,578)
Crowdstrike Holdings, Inc. ....................... 97 12/16/22 USD 150.00 USD 1,599 (110,580)
Domino's Pizza, Inc. ........................... 55 12/16/22 USD 290.00 USD 1,706 (76,725)
Energy Select Sector SPDR Fund ................. 359 12/16/22 USD 60.00 USD 2,586 (60,492)
General Motors Co. ........................... 359 12/16/22 USD 33.00 USD 1,152 (122,958)
HCA Healthcare, Inc. .......................... 140 12/16/22 USD 160.00 USD 2,573 (84,000)
LVMH Moet Hennessy Louis Vuitton SE ............. 42 12/16/22 EUR 550.00 EUR 2,564 (75,738)
Microsoft Corp. .............................. 178 12/16/22 USD 215.00 USD 4,146 (149,075)
Microsoft Corp. .............................. 180 12/16/22 USD 220.00 USD 4,192 (175,950)
Palo Alto Networks, Inc. ........................ 97 12/16/22 USD 150.00 USD 1,589 (71,295)
Salesforce, Inc. .............................. 305 12/16/22 USD 130.00 USD 4,387 (199,013)
SAP SE ................................... 171 12/16/22 USD 80.00 USD 1,389 (76,095)
Shell plc ................................... 833 12/16/22 USD 45.00 USD 4,145 (152,023)
Siemens AG ................................ 388 12/16/22 EUR 88.00 EUR 3,927 (105,332)
SPDR S&P 500 ETF Trust ....................... 117 12/16/22 USD 315.00 USD 4,179 (65,579)
SPDR S&P 500 ETF Trust ....................... 138 12/16/22 USD 340.00 USD 4,929 (149,730)
SPDR S&P 500 ETF Trust ....................... 911 12/16/22 USD 370.00 USD 32,539 (2,063,415)
SPDR S&P 500 ETF Trust ....................... 1,037 12/16/22 USD 310.00 USD 37,040 (510,204)
Tesla, Inc. .................................. 199 12/16/22 USD 220.00 USD 5,278 (276,610)
Visa, Inc. .................................. 166 12/16/22 USD 170.00 USD 2,949 (122,425)
Walt Disney Co. (The) ......................... 213 12/16/22 USD 95.00 USD 2,009 (152,295)
Abbott Laboratories ........................... 246 01/20/23 USD 105.00 USD 2,380 (268,140)
Abbott Laboratories ........................... 416 01/20/23 USD 95.00 USD 4,025 (229,840)
Adobe, Inc. ................................. 44 01/20/23 USD 400.00 USD 1,211 (547,800)
Align Technology, Inc. .......................... 63 01/20/23 USD 230.00 USD 1,305 (249,480)
Alphabet, Inc. ............................... 420 01/20/23 USD 100.00 USD 4,038 (401,100)
Alphabet, Inc. ............................... 560 01/20/23 USD 80.00 USD 5,384 (142,800)
Amazon.com, Inc. ............................ 720 01/20/23 USD 80.00 USD 8,136 (130,320)
Booking Holdings, Inc. ......................... 15 01/20/23 USD 2,000.00 USD 2,465 (583,500)
Comcast Corp. .............................. 831 01/20/23 USD 30.00 USD 2,437 (249,300)
Dexcom , Inc. ............................... 305 01/20/23 USD 80.00 USD 2,456 (271,450)
Dynatrace , Inc. .............................. 273 01/20/23 USD 35.00 USD 950 (111,930)
Eli Lilly & Co. ............................... 86 01/20/23 USD 280.00 USD 2,781 (63,210)
Eli Lilly & Co. ............................... 86 01/20/23 USD 260.00 USD 2,781 (38,485)
Exxon Mobil Corp. ............................ 225 01/20/23 USD 65.00 USD 1,964 (30,600)
Freeport-McMoRan, Inc. ........................ 831 01/20/23 USD 25.00 USD 2,271 (200,271)
Humana, Inc. ............................... 41 01/20/23 USD 390.00 USD 1,989 (24,600)
Humana, Inc. ............................... 69 01/20/23 USD 440.00 USD 3,348 (102,120)
Intuit, Inc. .................................. 46 01/20/23 USD 370.00 USD 1,782 (131,560)
Marathon Oil Corp. ........................... 1,135 01/20/23 USD 21.00 USD 2,563 (240,053)
Microsoft Corp. .............................. 230 01/20/23 USD 200.00 USD 5,357 (142,025)
Otis Worldwide Corp. .......................... 286 01/20/23 USD 65.00 USD 1,825 (132,990)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Salesforce, Inc. .............................. 300 01/20/23 USD 160.00 USD 4,315 $ (675,750)
ServiceNow , Inc. ............................. 51 01/20/23 USD 450.00 USD 1,926 (426,615)
TE Connectivity Ltd. ........................... 194 01/20/23 USD 110.00 USD 2,141 (160,050)
Tractor Supply Co. ............................ 111 01/20/23 USD 165.00 USD 2,063 (75,480)
Valero Energy Corp. ........................... 197 01/20/23 USD 75.00 USD 2,105 (41,075)
Visa, Inc. .................................. 194 01/20/23 USD 180.00 USD 3,446 (254,625)
Walt Disney Co. (The) ......................... 318 01/20/23 USD 100.00 USD 3,000 (341,055)
XPO Logistics, Inc. ........................... 191 01/20/23 USD 45.00 USD 850 (104,095)
iShares Semiconductor ETF ..................... 69 03/17/23 USD 290.00 USD 2,199 (147,315)
(22,710,545)
$ (24,134,470)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Goldman Sachs International 10/27/22 CNH 7.05 USD 22,728 $ (373,262)
USD Currency ............................. Goldman Sachs International 10/27/22 CNH 7.05 USD 22,728 (373,262)
USD Currency ............................. Goldman Sachs International 11/11/22 CNH 7.15 USD 27,807 (291,515)
–
(1,038,039)
–
Put
EUR Currency ............................. Deutsche Bank AG 10/13/22 USD 0.98 EUR 22,665 (181,721)
EUR Currency ............................. JPMorgan Chase Bank NA 10/20/22 USD 0.96 EUR 29,421 (134,259)
EUR Currency ............................. JPMorgan Chase Bank NA 11/25/22 CHF 0.91 EUR 20,174 (40,126)
–
(356,106)
–
$ (1,394,145)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
39.V1 1.00 % Quarterly
Goldman Sachs
International 10/19/22 NR USD 1.45 USD 8,945 $ (2,495)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 Quarterly Barclays Bank plc 11/16/22 NR USD 85.00 USD 3,310 (9,357)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 38.V2 5.00 Quarterly
Goldman Sachs
International 11/16/22 NR USD 85.00 USD 2,590 (4,151)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Barclays Bank plc 10/19/22 NR EUR 575.00 EUR 11,400 (215,694)
$ (231,697)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.47% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 10/27/22 2.47 % USD 55,617 $ (59)
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 USD 153,627 (16,125)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 391,953 (4,205)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 391,953 (5,279)
(25,668)
Put
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.91% Semi-Annual
Morgan Stanley & Co.
International plc 10/04/22 2.91 USD 59,204 (2,471,658)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.05% Semi-Annual
Goldman Sachs
International 10/26/22 3.05 USD 27,956 (1,270,355)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.88% Semi-Annual Citibank NA 10/31/22 2.88 USD 28,398 (1,676,346)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.92% Semi-Annual
Goldman Sachs
International 11/02/22 2.92 USD 28,572 (1,600,550)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual
Goldman Sachs
International 11/10/22 2.90 USD 45,637 (2,646,602)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 11/23/22 3.20 USD 26,841 (1,016,501)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.40% At Termination
Goldman Sachs
International 02/09/23 4.40 USD 448,566 (1,839,831)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 119,522 (3,698,511)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 119,522 (3,488,072)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.50% At Termination
Morgan Stanley & Co.
International plc 03/07/23 4.50 USD 221,727 (881,584)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 03/08/23 4.03 USD 224,184 (2,186,088)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 88,948 (3,762,301)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 300,434 (8,442,604)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 29,597 (1,088,609)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 29,134 (1,029,446)
1-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 332,672 (4,705,975)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 28,491 (720,547)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.57% Semi-Annual
Goldman Sachs
International 05/11/23 3.57 USD 54,181 (1,720,200)
(44,245,780)
$ (44,271,448)
(a)
Forward settling swaption.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ 3,170 $ (425,949) $ 429,119
CDX.NA.HY.37.V2 ................... 5.00 Quarterly 12/20/26 USD 12,207 45,018 (782,975) 827,993
ITRAXX.EUROPE.CROSSOVER.36.V1 .... 5.00 Quarterly 12/20/26 EUR 20,640 468,134 (1,820,664) 2,288,798
CDX.NA.HY.38.V2 ................... 5.00 Quarterly 06/20/27 USD 3,458 73,000 54,829 18,171
CDX.NA.IG.39.V1 ................... 1.00 Quarterly 12/20/27 USD 12,843 40,157 (19,207) 59,364
$ 629,479 $ (2,993,966) $ 3,623,445
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ..... 5.00 % Quarterly 12/20/27 B+ USD 78,273 $ (3,092,703) $ (3,213,267) $ 120,564
ITRAXX.EUROPE.
CROSSOVER.38.V1 . 5.00 Quarterly 12/20/27 BB- EUR 19,984 (1,008,024) (717,759) (290,265)
$ (4,100,727) $ (3,931,026) $ (169,701)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 $ (351,974) $ — $ (351,974)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (343,380) — (343,380)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (762,673) — (762,673)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (735,829) — (735,829)
1 day SOFR Annual 2.65% Annual N/A 05/02/24 USD 348,580 (7,167,284) 71,362 (7,238,646)
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 48,057 3,102,224 — 3,102,224
1 day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 123,559 (1,866,757) — (1,866,757)
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 43,216 1,787,192 — 1,787,192
2.72% Annual 1 day SOFR Annual N/A 05/02/25 USD 405,600 11,894,274 (101,475) 11,995,749
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (781,618) — (781,618)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 227,511 (1,097,155) — (1,097,155)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (1,077,404) — (1,077,404)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (891,102) — (891,102)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (536,091) — (536,091)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (801,950) — (801,950)
1 day SOFR Annual 2.67% Annual N/A 05/02/27 USD 46,232 (2,091,662) (32,100) (2,059,562)
1.08% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/30 USD 5,328 1,030,341 695,716 334,625
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 6,757,322 — 6,757,322
1 day SOFR Annual 2.65% Annual N/A 05/02/32 USD 188,456 (13,215,070) 165,936 (13,381,006)
2.58% Annual 1 day SOFR Annual N/A 05/24/32 USD 34,955 2,707,115 (33,768) 2,740,883
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 6,042 458,506 — 458,506
1 day SOFR Annual 3.47% Annual N/A 10/04/32 USD 25,548 — — —
2.61% Annual 1 day SOFR Annual N/A 05/02/42 USD 4,522 476,233 10,799 465,434
2.43% Annual 1 day SOFR Annual N/A 05/02/52 USD 129,868 15,456,658 (286,158) 15,742,816
$ 11,949,916 $ 490,312 $ 11,459,604

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 85,873 $ — $ 85,873
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (19,234) $ 119,983 $ (139,217)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 95 18,423 10,972 7,451
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 95 18,423 10,981 7,442
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 185 23,529 18,720 4,809
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 190 56,320 54,140 2,180
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 220 (6,434) (10,140) 3,706
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 500 (14,622) (47,275) 32,653
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 6,600 5,898 702
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 4,941 4,714 227
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 4,941 4,714 227
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 10,925 5,653 5,272
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 12/20/27 USD 835 (20,014) (50,124) 30,110
$ – $ – $ –
$ 83,798 $ 128,236 $ (44,438)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 $ (875,255) $ — $ (875,255)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (938,441) — (938,441)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,385 (869,977) — (869,977)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (68,766) — (68,766)
$ (2,752,439) $ — $ (2,752,439)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 161,040 BNP Paribas SA 10/17/22 USD 161 $ (455,259) $ — $ (455,259)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 58,852 Barclays Bank plc 10/26/22 USD 59 6,595 — 6,595

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(72,228) of net dividends and financing fees.
(e)
Amount includes $2,885 of net dividends and financing fees.
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 212,017 BNP Paribas SA 12/16/22 USD 212 $ (747,951) $ — $ (747,951)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 7,800 Citibank NA 12/16/22 USD 8 (22,091) — (22,091)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 189,258 Goldman Sachs International 12/16/22 USD 189 (598,055) — (598,055)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 104,146 JPMorgan Chase Bank NA 12/16/22 USD 104 (295,064) — (295,064)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 124,876 Merrill Lynch International & Co. 12/16/22 USD 125 (381,460) — (381,460)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (101,660) Citibank NA 12/16/22 USD 102 480,053 — 480,053
SPDR® Bloomberg High Yield
Bond ETF ............. USD 23,463 Barclays Bank plc 12/16/22 USD 23 (95,935) — (95,935)
SPDR® Bloomberg High Yield
Bond ETF ............. USD 153,770 BNP Paribas SA 12/16/22 USD 154 (697,826) — (697,826)
SPDR® Bloomberg High Yield
Bond ETF ............. USD 36,720 Citibank NA 12/16/22 USD 37 (139,231) — (139,231)
SPDR® Bloomberg High Yield
Bond ETF ............. USD 39,970 Goldman Sachs International 12/16/22 USD 40 (284,620) — (284,620)
Pitney Bowes, Inc. ......... USD (6,594) Citibank NA 12/27/22 USD 7 528 — 528
$ (3,230,316) $ — $ (3,230,316)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (16,813,312) $ 700,684
(c)
$ (16,040,400) 0.4%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (23,429,669) 2,440,193
(e)
(20,992,361) 0.5
$ 3,140,877 $ (37,032,761)
(b) (d)
Range: 15-216 basis points 15-400 basis points
Benchmarks: USD – 1D Overnight Bank Funding Rate(0BFR01) USD – 1D Overnight Bank Funding Rate(0BFR01)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates January 25, 2021-May 31, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
China
Bilibili , Inc., Class Z ........ (36,040) $ (553,518) 3.4%
China Overseas Land &
Investment Ltd. ........ (232,500) (604,854) 3.8
China Vanke Co. Ltd. ....... (405,953) (730,227) 4.6
Kanzhun Ltd., ADR ........ (7,046) (118,936) 0.7
Kuaishou Technology ....... (32,700) (209,743) 1.3
Longfor Group Holdings Ltd. .. (97,000) (278,055) 1.7
Microport Scientific Corp. .... (89,700) (152,866) 1.0
Prosus NV .............. (9,383) (488,166) 3.0
Sunny Optical Technology Group
Co. Ltd. .............. (11,400) (108,341) 0.7
(3,244,706)
Germany
Beiersdorf AG ............ (6,937) (681,646) 4.3
Siemens Healthineers AG .... (12,341) (529,373) 3.3
(1,211,019)
Italy
Leonardo SpA ........... (24,023) (170,092) 1.1
Nexi SpA ............... (25,559) (206,469) 1.3
(376,561)
Japan
Money Forward, Inc. ....... (15,400) (323,637) 2.0
Open House Group Co. Ltd. .. (7,900) (266,889) 1.7
(590,526)
South Korea
Celltrion Healthcare Co. Ltd. .. (2,896) (135,697) 0.9
HYBE Co. Ltd. ........... (1,930) (179,365) 1.1
Kakao Corp. ............. (7,827) (307,988) 1.9
NCSoft Corp. ............ (1,156) (276,511) 1.7
(899,561)
Spain
Ferrovial SA ............. (9,861) (223,831) 1.4
Sweden
Electrolux AB, Class B ...... (28,887) (300,234) 1.9
Fastighets AB Balder, Class B . (107,675) (429,805) 2.7
Sagax AB, Class B ........ (5,568) (91,666) 0.5
Sweco AB, Class B ........ (5,620) (47,142) 0.3
(868,847)
Switzerland
Adecco Group AG (Registered) (9,305) (256,814) 1.6
United Kingdom
BT Group plc ............ (98,105) (131,883) 0.8
Just Eat Takeaway.com NV ... (34,448) (534,349) 3.3
Rolls-Royce Holdings plc .... (135,340) (103,650) 0.7
(769,882)
United States
Caesars Entertainment, Inc. .. (2,690) (86,779) 0.5
CarMax, Inc. ............ (3,234) (213,509) 1.3
Coinbase Global, Inc., Class A (9,021) (581,764) 3.6
EPAM Systems, Inc. ....... (445) (161,175) 1.0
Etsy, Inc. ............... (2,145) (214,779) 1.3
Illumina, Inc. ............ (3,378) (644,489) 4.0
Lamb Weston Holdings, Inc. .. (5,179) (400,751) 2.5
Las Vegas Sands Corp. ..... (18,515) (694,683) 4.3
Shares Value
% of Basket
Value
United States (continued)
Lennar Corp., Class A ...... (3,868) $ (288,359) 1.8%
Norwegian Cruise Line Holdings
Ltd. ................ (49,575) (563,172) 3.5
Paramount Global, Class B ... (32,484) (618,495) 3.9
PPG Industries, Inc. ....... (4,102) (454,050) 2.8
PulteGroup, Inc. .......... (20,157) (755,888) 4.7
Quanta Services, Inc. ...... (2,476) (315,418) 2.0
Snap, Inc., Class A ........ (20,342) (199,758) 1.3
Take-Two Interactive Software,
Inc. ................. (3,968) (432,512) 2.7
Teledyne Technologies, Inc. .. (2,054) (693,163) 4.3
Viatris , Inc. .............. (32,853) (279,908) 1.8
(7,598,652)
Total Reference Entity — Short ............ (16,040,399)
Net Value of Reference Entity — Citibank NA .. $ (16,040,399)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination dates February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Allkem Ltd. .............. (33,541) (296,620) 1.4
AMP Ltd. ............... (584,048) (409,393) 1.9
IDP Education Ltd. ........ (17,057) (286,532) 1.4
OZ Minerals Ltd. .......... (20,630) (341,288) 1.6
Pilbara Minerals Ltd. ....... (137,003) (395,286) 1.9
(1,729,119)
Brazil
Alpargatas SA (Preference) .. (4,480) (17,764) 0.1
Localiza Rent a Car SA ..... (44,627) (502,634) 2.4
Magazine Luiza SA ........ (898,591) (751,276) 3.6
(1,271,674)
Canada
Shaw Communications, Inc.,
Class B .............. (22,773) (553,766) 2.6
China
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (207,355) 1.0
Country Garden Holdings Co.
Ltd. ................ (764,575) (176,617) 0.9
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (133,124) 0.6
Geely Automobile Holdings Ltd. (143,000) (195,694) 0.9
Li Ning Co. Ltd. ........... (38,500) (292,134) 1.4
Shandong Gold Mining Co. Ltd.,
Class H .............. (255,500) (406,524) 1.9
Xiaomi Corp., Class B ...... (1,033,400) (1,170,193) 5.6
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (84,200) (352,443) 1.7
(2,934,084)
Finland
Orion OYJ, Class B ........ (9,728) (409,622) 2.0
France
Alstom SA .............. (14,801) (239,418) 1.1

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Shares Value
% of Basket
Value
Germany
Vonovia SE ............. (8,805) $ (190,028) 0.9%
Hong Kong
CK Asset Holdings Ltd. ..... (63,500) (381,215) 1.8
Japan
Hitachi Metals Ltd. ........ (19,300) (290,363) 1.4
Olympus Corp. ........... (25,000) (480,943) 2.3
Tokyo Electric Power Co.
Holdings, Inc. .......... (42,600) (136,177) 0.6
(907,483)
Netherlands
Aegon NV .............. (134,993) (536,597) 2.6
Poland
CD Projekt SA ........... (13,773) (275,809) 1.3
InPost SA .............. (56,848) (330,768) 1.6
(606,577)
South Korea
Delivery Hero SE ......... (12,933) (472,406) 2.2
Iljin Materials Co. Ltd. ...... (4,914) (171,798) 0.8
POSCO Chemical Co. Ltd. ... (8,426) (871,690) 4.2
(1,515,894)
Sweden
Swedish Match AB ........ (42,585) (421,239) 2.0
Shares Value
% of Basket
Value
Switzerland
Bachem Holding AG ....... (1,263) $ (79,433) 0.4%
United Kingdom
Informa plc .............. (25,327) (144,767) 0.7
Ocado Group plc ......... (43,158) (223,967) 1.1
(368,734)
United States
Broadridge Financial Solutions,
Inc. ................. (2,955) (426,466) 2.0
DISH Network Corp., Class A . (60,764) (840,366) 4.0
Dollar Tree, Inc. .......... (5,398) (734,668) 3.5
DXC Technology Co. ....... (26,276) (643,236) 3.1
Fiserv, Inc. .............. (3,206) (299,985) 1.4
International Business Machines
Corp. ............... (8,525) (1,012,855) 4.8
Marvell Technology, Inc. ..... (12,505) (536,590) 2.6
Nielsen Holdings plc ....... (28,154) (780,429) 3.7
PACCAR, Inc. ........... (7,496) (627,340) 3.0
PerkinElmer, Inc. ......... (5,699) (685,761) 3.3
Ross Stores, Inc. ......... (11,835) (997,335) 4.7
STERIS plc ............. (6,038) (1,003,999) 4.8
Zoom Video Communications,
Inc., Class A ........... (3,512) (258,448) 1.2
(8,847,478)
Total Reference Entity — Short ............ (20,992,361)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (20,992,361)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
1 day SONIA ......................................... Sterling Overnight Index Average 2.19
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month LIBOR ....................................... London Interbank Offered Rate 3.78
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 63,774,128 $ — $ 63,774,128
Common Stocks
Argentina ............................................ 488,390 — — 488,390
Australia ............................................. — 29,192,241 49 29,192,290
Belgium ............................................. — 736,296 — 736,296
Brazil ............................................... 2,336,437 322,876 — 2,659,313
Canada ............................................. 39,728,379 — — 39,728,379
Cayman Islands ........................................ 1,631,778 — — 1,631,778
Chile ............................................... 1,307,344 — — 1,307,344
China ............................................... 2,954,235 69,028,752 — 71,982,987
Denmark ............................................. — 6,930,058 — 6,930,058
Finland .............................................. — 1,469,453 — 1,469,453
France .............................................. — 74,639,739 — 74,639,739
Germany ............................................ — 100,161,351 — 100,161,351
Hong Kong ........................................... — 10,740,542 — 10,740,542
India ............................................... — 811,504 5,668,797 6,480,301
Ireland .............................................. — 792,915 — 792,915
Israel ............................................... 11,979,217 355,636 — 12,334,853
Italy ................................................ — 10,421,920 — 10,421,920
Japan ............................................... — 42,231,958 — 42,231,958
Jordan .............................................. — 157,452 — 157,452
Macau .............................................. — 112,558 — 112,558
Mexico .............................................. 1,303,503 — — 1,303,503
Netherlands ........................................... 8,380,480 60,286,635 1,522,497 70,189,612
Norway .............................................. — 1,466,647 — 1,466,647
Poland .............................................. — 176,600 — 176,600
Saudi Arabia .......................................... — 112,363 — 112,363
South Africa ........................................... — 4,493,339 — 4,493,339
South Korea .......................................... — 21,954,293 — 21,954,293

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Spain ............................................... $ — $ 13,877,492 $ — $ 13,877,492
Sweden ............................................. — 20,519,121 — 20,519,121
Switzerland ........................................... — 16,447,691 — 16,447,691
Taiwan .............................................. — 16,523,655 — 16,523,655
United Arab Emirates .................................... — — 3 3
United Kingdom ........................................ 6,897,799 79,586,912 3,748,891 90,233,602
United States .......................................... 1,441,321,430 14,702,824 19,123,698 1,475,147,952
Corporate Bonds
Australia ............................................. — 43,809 34,192,414 34,236,223
Belgium ............................................. — 2,181,810 — 2,181,810
Canada ............................................. — 10,648,051 — 10,648,051
China ............................................... — 2,535,867 5 2,535,872
France .............................................. — 1,145,234 — 1,145,234
Germany ............................................ — 12,964,045 — 12,964,045
Hong Kong ........................................... — 1,768,042 — 1,768,042
India ............................................... — 2,271,754 — 2,271,754
Indonesia ............................................ — 1,283,553 — 1,283,553
Italy ................................................ — 11,544,986 — 11,544,986
Japan ............................................... — 3,083,004 — 3,083,004
Luxembourg .......................................... — 7,471,488 — 7,471,488
Macau .............................................. — 637,025 — 637,025
Malaysia ............................................. — 1,048,931 — 1,048,931
Netherlands ........................................... — 2,664,513 — 2,664,513
Philippines ........................................... — 595,106 — 595,106
Saudi Arabia .......................................... — 238,500 — 238,500
Singapore ............................................ — 558,863 — 558,863
South Korea .......................................... — 1,203,146 — 1,203,146
Spain ............................................... — 1,733,022 — 1,733,022
Sweden ............................................. — 1,947,280 — 1,947,280
Switzerland ........................................... — 3,054,997 — 3,054,997
Thailand ............................................. — 1,051,280 — 1,051,280
Turkey .............................................. — — 2,007,320 2,007,320
United Arab Emirates .................................... — 1,123,344 — 1,123,344
United Kingdom ........................................ — 28,431,119 — 28,431,119
United States .......................................... — 277,147,015 13,869,383 291,016,398
Vietnam ............................................. — 306,619 — 306,619
Zambia .............................................. — 1,373,307 — 1,373,307
Floating Rate Loan Interests
Belgium ............................................. — 3,804,616 — 3,804,616
Canada ............................................. — 5,942,587 — 5,942,587
France .............................................. — 6,508,781 — 6,508,781
Germany ............................................ — 2,491,130 — 2,491,130
Jersey, Channel Islands ................................... — — 3,552,598 3,552,598
Luxembourg .......................................... — 5,581,002 7,968,601 13,549,603
Netherlands ........................................... — 10,764,066 4,690,035 15,454,101
Spain ............................................... — — 6,117,698 6,117,698
Sweden ............................................. — 1,914,895 — 1,914,895
United Kingdom ........................................ — 775,700 8,508,623 9,284,323
United States .......................................... — 37,369,041 56,236,549 93,605,590
Foreign Government Obligations .............................. — 33,929,033 — 33,929,033
Investment Companies .................................... 100,456,133 — — 100,456,133
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 1,724,839 — 1,724,839
Cayman Islands ........................................ — 1,841,018 — 1,841,018
United States .......................................... — 129,616,637 26,153,371 155,770,008
Other Interests .......................................... — — 10,465,413 10,465,413
Preferred Securities
Brazil ............................................... 586,220 — 5,391,833 5,978,053
China ............................................... — — 13,817,330 13,817,330
Germany ............................................ 4,070,439 1,085,333 8,353,430 13,509,202
India ............................................... — — 4,009,708 4,009,708
Israel ............................................... — — 2,474,684 2,474,684
Jersey, Channel Islands ................................... — — 5,490,514 5,490,514
Sweden ............................................. — — 404,869 404,869
United States .......................................... 16,429,044 12,326,002 78,123,855 106,878,901
U.S. Government Sponsored Agency Securities .................... — 76,782,662 — 76,782,662

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 494,999,995 $ — $ 494,999,995
Warrants .............................................. 407,230 43,865 18,733 469,828
Short-Term Securities
Foreign Government Obligations .............................. — 407,783,624 — 407,783,624
Money Market Funds ...................................... 194,203,540 — — 194,203,540
Time Deposits .......................................... — 5,554,986 — 5,554,986
U.S. Treasury Obligations ................................... — 21,153,963 — 21,153,963
Options Purchased
Credit contracts .......................................... — 44,871 — 44,871
Equity contracts .......................................... 17,058,560 618,667 — 17,677,227
Foreign currency exchange contracts ........................... — 2,841,017 — 2,841,017
Interest rate contracts ...................................... 20,507 10,656,614 — 10,677,121
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 56,726 56,726
Liabilities
Investments
TBA Sale Commitments .................................... — (29,720,438) — (29,720,438)
Investment Sold Short
Common Stocks
France .............................................. — (1,357,744) — (1,357,744)
Hong Kong ........................................... — (1,421,777) — (1,421,777)
United Kingdom ........................................ — (1,330,997) — (1,330,997)
United States .......................................... (1,634,492) — — (1,634,492)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (6,376) (6,376)
$ 1,849,926,173 $ 2,284,406,649 $ 321,961,251 $ 4,456,294,073
Investments Valued at NAV
(b)
..................................... 155,189,347
$ —
$ 4,611,483,420
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 3,838,789 $ — $ 3,838,789
Equity contracts ........................................... 21,744,951 7,640,167 — 29,385,118
Foreign currency exchange contracts ............................ — 25,670,133 — 25,670,133
Interest rate contracts ....................................... 26,514,094 43,384,751 — 69,898,845
Other contracts ........................................... — 85,873 — 85,873
Liabilities
Credit contracts ........................................... — (661,179) — (661,179)
Equity contracts ........................................... (25,122,735) (3,957,545) — (29,080,280)
Foreign currency exchange contracts ............................ — (29,580,285) — (29,580,285)
Interest rate contracts ....................................... (21,397,489) (78,949,034) — (100,346,523)
$ 1,738,821 $ (32,528,330) $ — $ (30,789,5 0 9 )
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
Commitments Warrants Total
Investments
Assets
Opening balance, as of December 31,
2021 ..................... $ 4,780,029 $ 38,133,909 $ 68,065,985 $ 89,245,526 $ 28,174,886 $ 8,360,924 $ 168,352,966 $ 17,356 $ 280,649 $ 298,493 $ 405,710,723
Transfers into Level 3 ............ — — 4,800 726,726 6,870,873 — — — — 97,781 7,700,180
Transfers out of Level 3 ........... (4,780,029) — — (10,179,294) — — — — — — (14,959,323)
Other
(a)
..................... — 7,855,139 — — — (7,855,139) — — — —
Accrued discounts/premiums ........ — — (766,848) 167,027 7,319 — — — — — (592,502)
Net realized gain (loss) ........... — (1,623,902) (258,432) (205,436) (120,872) — 5,941,857 — — 4,103 3,737,318
Net change in unrealized appreciation
(depreciation)
(b)
.............. — (21,057,846) (1,637,108) (6,226,664) (1,139,174) 2,104,489 (25,159,501) 32,994 (280,649) (377,817) (53,741,276)
Purchases .................... — 11,574,996 4,293,966 57,218,885 3,364,208 — 6,918,297 — — — 83,370,352
Sales ....................... — (4,818,361) (19,633,241) (43,672,666) (11,003,869) — (30,132,257) — — (3,827) (109,264,221)
Closing balance, as of September 30,
2022 .....................
$ — $ 30,063,935 $ 50,069,122 $ 87,074,104 $ 26,153,371
$ 10,465,413
$ 118,066,223 $ 50,350 $ — $ 18,733 $ 321,961,251
Net change in unrealized appreciation
(depreciation) on investments still held
at September 30, 2022
(b)
........
$ — $ (9,452,470) $ (986,435) $ (6,226,664) $ (1,139,174)
$ 2,104,489
$ (25,159,501) $ 32,994 $ — $ (203,900) $ (41,030,661)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $59,197,712 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 30,063,929 Income Discount Rate 16% —
Market Revenue Multiple 3.40x – 16.50x 5.69x
Volatility 47% – 69% 59%
Time to Exit 1.4 – 1.7 years 1.5 years
Corporate Bonds
(b)
............................ 44,697,017 Income Discount Rate 9% – 16% 15%
Estimated Recovery
Value
31%
—
Floating Rate Loan Interests 59,462,037 Income Discount Rate 4% – 16% 11%
Credit Spread 315 - 445 379
Other Interests .............................. 10,465,413 Income Discount Rate 6% —
Preferred Stocks
(c)
............................ 118,066,223 Market Revenue Multiple 0.09x – 29.00x 12.59x
EBITDA Multiple 3.75x —
Gross Profit Multiple 30.50x —
Time to Exit 1.5 – 5.0 years 3.9 years
Volatility 50% – 90% 67%
Market Adjustment
Multiple
1.00x —
Income Discount Rate 12% —
Warrants .................................. 8,920 Market Volatility 43% - 71% 52%
Discount Rate 0.5 – 0.8 years 0.7 years
$262,763,539
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end September 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $3,658,560 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end September 30, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $7,775,752 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
The fund value obtain certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtain using report prior transaction prices, for which inputs are unobservable, is $17,731,729 as of September 30, 2022.